As filed with the Securities and Exchange Commission on March 1, 1999
                                                Registration No. 2-93307
                                                                811-4111

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
     Pre-Effective Amendment No.

     Post-Effective Amendment No.    29                              X
     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                     Amendment No.     29                            X

                (Check appropriate box or boxes.)

                    LEXINGTON SILVER FUND, INC.
              -------------------------------------
        (Exact name of Registrant as specified in Charter)

                      Park 80 West Plaza Two
                 Saddle Brook, New Jersey  07663
             ----------------------------------------
             (Address of principal executive offices)
          Registrant's Telephone Number:  (201) 845-7300

                      Lisa Curcio, Secretary
                    Lexington Silver Fund, Inc.
     Park 80 West Plaza Two, Saddle Brook, New Jersey  07663
             ---------------------------------------
             (Name and address of agent for service)


                         With a copy to:
                      Carl Frischling, Esq.
               Kramer Levin Naftalis & Frankel LLP
            919 Third Avenue, New York, New York 10019
            --------------------------------------------


It is proposed that this filing will become effective 60 days after filing pursuant to Paragraph (a) of Rule 485.
            --------------------------------------------

    The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Section 24(f) of the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1998 will be filed on March 31, 1999.

                    LEXINGTON SILVER FUND, INC.
               REGISTRATION STATEMENT ON FORM N-1A
                      CROSS REFERENCE SHEET


                              PART A

Items in Part A                                        Prospectus
of Form N-1A     Prospectus Caption                    Page Number
------------     ------------------                    -----------
  1.             Cover Page                            Cover Page

  2.             Synopsis                                   *

  3.             Financial Highlights                       2

  4.             General Description of Registrant          3

  5.             Management of the Fund                     7

  6.             Capital Stock and Other Securities        17

  7.             Purchase of Securities Being Offered       8

  8.             Redemption or Repurchase                  11

  9.             Legal Proceedings                          *


Note * Omitted since answer is negative or inapplicable

                       LEXINGTON SILVER FUND, INC.

           STATEMENT OF ADDITIONAL          STATEMENT OF ADDITIONAL
PART B      INFORMATION CAPTION             INFORMATION PAGE NUMBER
------     ----------------------           -----------------------
  10.       Cover Page                             Cover Page

  11.       Table of Contents                      Cover Page

  12.       General Information and History        17 (Part A)

  13.       Investment Objectives and Policies      3 (Part A)

  14.       Management of the Registrant                13

  15.       Control Persons and Principal Holders       13
            of Securities

  16.       Investment Advisory and Other Services       3

  17.       Brokerage Allocation and Other Practices     4

  18.       Capital Stock and Other Securities      17 (Part A)

  19.       Purchase, Redemption and Pricing of     8, 11 (Part A)
            securities being offered

  20.       Tax Status                                   6

  21.       Underwriters                                 3

  22.       Calculation of Yield Quotations on Money     *
            Market Funds

  23.       Financial Statements                         14

PART C
------
  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

* Not Applicable

PROSPECTUS [_______, 1999]


                               THE LEXINGTON FUNDS



Domestic Equity   Lexington SmalllCap    Fixed-Income        Precious Metals
Funds             Fund, Inc.             Funds and Money     Funds
                                         Market Funds

Lexington Growth  International and      Lexington GNMA      Lexington Goldfund,
and Income Fund,  Global Funds           Income Fund, Inc.   Inc.
Inc.
                                                             Lexington Silver
                  Lexington Crosby       Lexington Global    Fund, Inc.
                  Small Cap Asia         Income Fund
                  Growth Fund, Inc.

                  Lexington Global       Lexington Money
                  Corporate Leaders      Market Trust
                  Fund, Inc.

                  Lexington
                  International Fund
                  Inc.

                  Lexington
                  Worldwide
                  Emerging Markets
                  Fund, Inc.

                  Lexington Troika
                  Dialog Russia Fund,
                  Inc.



The Securities and Exchange Commission has not approved nor disapproved the shares of any of the Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any person who tells you that the Securities and Exchange Commission has made such an approval or determination is committing a crime.

                                Table of Contents
[Insert if needed]

                                Table of Contents
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                                                                               3

DOMESTIC EQUITY FUNDS

Lexington Growth and Income Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Growth and Income Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

Investment Strategy

The Lexington Growth and Income Fund, Inc. ("the Fund") will invest at least 65% of its total assets in common stocks of U.S. companies, which may include senior securities convertible into shares of common stock. The Fund seeks to invest in long-term investments in large, ably managed and well financed companies.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price of one or more of the companies in the Fund's portfolio. Due to the inherent effects of the stock market, the value of the Fund will fluctuate with the movement of the market as well as in response to the activities of individual companies in the Fund's portfolio.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


   1989       1990     1991     1992     1993     1994     1995     1996     1997     1998
   ----       ----     ----     ----     ----     ----     ----     ----     ----     ----

  27.56%   -10.27%    24.87%   12.36%   13.22%  -3.11%    22.57%   26.46%   30.36%   21.42%


                    Average Annual Returns Through 12/31/98

Growth & Income Fund                        21.42%         18.90%         15.76%


S & P 500                                   28.72%         24.09%         19.22%
--------------------------------------------------------------------------------
                                            1 Year         5 Year        10 Year

During the ten year period shown in the above bar graph chart, the fund's highest quarterly return was 21.95% for the fourth quarter in 1998 and the fund's lowest quarterly return was -14.87% for the third quarter in 1990.
--------------------------------------------------------------------------------

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                                0.63%
Rule 12b-1 Fees                                                                0.25%
Other Fees                                                                     0.28%
Total Fund Operating Expenses                                                  1.16%

Example of Expenses:

This example is intended to help you compare the cost of investing in Lexington Growth and Income Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year      3 Years       5 Years        10 Years
                  ------      -------       -------        --------

                  $118.23     $368.48       $638.31        $1,408.96

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington SmallCap Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington SmallCap Fund's principal investment objective is long-term capital appreciation. The Lexington SmallCap Fund will seek to obtain its objective through investment in equity securities and equivalents primarily of domestic companies having market capitalizations of less than $1 billion.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

                    1996         1997        1998
                    ----         ----        ----
                   17.50%       10.47%       6.73%


                     Average Annual Returns Through 12/31/98


Small Cap Fund                               6.73%            11.51%

Russell 2000 Index                          -2.55%            11.56%
--------------------------------------------------------------------------------
                                            1 Year        Since Inception
                                                              (1/2/96)
--------------------------------------------------------------------------------

During the three year period shown in the above bar graph chart, the fund's highest quarterly return was 15.04% for the fourth quarter in 1998 and the fund's lowest quarterly return was -11.43% for the fourth quarter in 1997.
--------------------------------------------------------------------------------

Investment Strategy

The Lexington SmallCap Fund, Inc. (the "Fund") will invest at least 90% of its assets in domestic companies having market capitalizations between $20 million and $1 billion at the time of investment. The Fund may invest the remaining 10% of its assets in a similar manner, or in securities of companies with market capitalizations below $20 million, above $1 billion, foreign companies with dollar denominated shares traded in the United States, American Depository Shares or Receipts, real estate investment trusts and cash. The Fund will invest primarily in listed securities or those traded over-the-counter.

In selecting investments for the Fund, Lexington Management Corporation ("the Manager") and the sub-adviser have established a universe of small capitalization stocks that are screened using the sub-adviser's proprietary stock selectivity model. Once the stocks are evaluated and ranked by expected future relative price performance, the adviser and sub-adviser establish both sector and diversification allocations in building the portfolio.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price of one or more of the companies in the Fund's portfolio. Due to the inherent effects of the stock market, the value of the Fund will fluctuate with the movement of the market as well as in response to the activities of individual companies in the Fund's portfolio. Also, the Fund's focus on small cap stocks may expose investors to additional risks. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, small cap stocks, and therefore the Fund, may fluctuate significantly more in value than larger cap stocks and funds that focus on them.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual returns compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)*
Management Fees                                                                1.00%
Rule 12b-1 Fees                                                                0.25%
Other Fees                                                                     1.67%
Total Fund Operating Expenses                                                  2.92%

* In 1998, 0.33% of the management fee was voluntarily waived by the Adviser, and as a result, net expenses were actually 2.59%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year        3 Years         5 Years            10 Years
                  ------        -------         -------            --------

                  $295.04       $903.65         $1,537.84         $3,242.41

See "Management of the Fund" for more complete descriptions of such costs and expenses.


INTERNATIONAL FUNDS

Lexington Crosby Small Cap Asia Growth Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Crosby Small Cap Asia Growth Fund's investment objective is to seek long-term capital appreciation primarily by investing in equity securities and equivalents of companies in the Asia Region having market capitalizations of less than $1 billion.

Investment Strategy

The Lexington Crosby Small Cap Asia Growth Fund (the "Fund") will normally invest at least 65% of its total assets in equity securities of smaller companies in the Asia Region. The Fund will primarily invest in listed securities but may also invest in unlisted securities.

The Fund intends to invest primarily in companies which:

     o    have proven management;
     o    are undervalued and under-researched by the investment community;
     o    are within industry sectors with strong growth prospects; and
     o which have potential investment returns that are superior to the Asian market as a whole.

The Fund may invest 35% of its total assets in:

     o    companies with market capitalizations of $1 billion or more;
     o    companies outside the Asia Region (e.g. Australia or New Zealand);
     o    debt securities; and
     o    other investments.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

         1995       1996         1997        1998
         ----       ----         ----        ----
        -4.39%     25.50%      -42.32%      -19.41%


                     Average Annual Returns Through 12/31/98


Crosby Small Cap Asia Growth Fund           -19.41%          -14.82%

MSCI All Country Far East ex-Japan          -4.83%           -13.21%

EAFE                                        20.33%            10.24%
--------------------------------------------------------------------------------
                                            1 Year        Since Inception
                                                              (7/3/95)
--------------------------------------------------------------------------------

During the four year period shown in the above bar graph chart, the fund's highest quarterly return was 23.43% for the fourth quarter in 1998 and the fund's lowest quarterly return was -41.41% for the fourth quarter in 1997.
--------------------------------------------------------------------------------

The Fund considers the following countries to be in the Asia Region:(1)

    Bangladesh      India           Malaysia        Singapore      Taiwan
    China           Indonesia       Pakistan        Sri Lanka      Thailand
    Hong  Kong      Korea           The Philippines Vietnam

The Fund will normally invest in at least three different countries. The Fund does not intend to invest in Japanese securities.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price in one of the companies in the Fund's portfolio. The Fund's volatility may be increased by its heavy concentration in emerging Asia markets as they tend to be much more volatile than the U.S. market due to their relative immaturity and instability. The economies of emerging countries may be predominately based on only a few industries or on revenue from particular commodities, international aid and other assistance. Some emerging Asian countries, such as Malaysia in 1998, have restricted the flow or money into or out of the country. Emerging markets also tend to be less liquid and offer less regulatory protection for investors. Since mid-1997 Asia has faced serious economic problems and disruptions, causing substantial losses for some investors. Also, most of the securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as % of offering price)      None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as % of amount redeemed, if applicable)                         None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)*
Management Fees                                                                1.25%
Rule 12b-1 Fees                                                                 None
Other Fees                                                                     1.61%
Total Fund Operating Expenses                                                  2.86%

*In 1998, 0.36% of the management fee was voluntarily waived by the Adviser, as a result net expenses were actually 2.50%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year         3 Years          5 Years            10 Years
          ------         -------          -------           ---------
          $289.06        $885.87          $1,508.50         $3,185.46

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington Global Corporate Leaders Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Global Corporate Leaders Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equivalents of foreign and U.S. companies.

Investment Strategy

The Lexington Global Corporate Leaders Fund, Inc. (the "Fund") normally invests at least 65% of its total assets in a diversified portfolio of blue chip securities that the Manager believes represent "corporate leaders" in their respective industries.

The Fund may invest in the securities of companies and governments of the following regions:

     o    Asia Region (including Japan);
     o    Europe;
     o    Latin America;
     o    Africa;
     o    North America (including U.S. and Canada); and,
     o    Other areas and countries as the Manager may decide from time to time.

The Fund will normally invest in at least three different countries. The Fund intends to select the countries, currencies and companies that provide the greatest potential for long-term growth.

The Fund may invest 35% of its total assets in:

     o    securities of smaller capitalization companies;
     o    debt securities; and
     o    other investments.


--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

   1989       1990     1991     1992     1993    1994    1995     1996     1997    1998
   ----       ----     ----     ----     ----    ----    ----     ----     ----    ----
  18.88%   -16.75%    15.55%  -3.55%    31.88%   1.84%  10.69%   16.43%    6.90%  19.06%

                    Average Annual Returns Through 12/31/98


Global Corporate Leaders Fund        19.06%        10.81%         9.84%

MSCI-World Index                     24.80%        15.77%        10.70%
--------------------------------------------------------------------------------
                                     1 Year        5 Year        10 Year

--------------------------------------------------------------------------------

During the ten year period shown in the above bar graph chart, the fund's highest quarterly return was 16.76% for the fourth quarter in 1998 and the fund's lowest quarterly return was -18.32% for the third quarter in 1990.
--------------------------------------------------------------------------------

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price of one of the companies in the Fund's portfolio. Due to the inherent effects of stock markets, the value of the Fund will fluctuate with the movements as well as in response to the activities of individual companies in the Fund's portfolio. By investing in foreign stocks, the Fund exposes shareholders to additional risks. Some foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in these countries. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                                 1.00%
Rule 12b-1 Fees                                                                 None
Other Fees                                                                      1.12%
Total Fund Operating Expenses                                                   2.12%

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years       5 Years          10 Years
                  ------      -------       -------         --------

                  $215.05     $663.92       $1,139.01        $2,451.76

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

        1994         1995        1996        1997         1998
        ----         ----        ----        ----         ----
        5.87%        5.77%      13.57%       1.61%       19.02%

                     Average Annual Returns Through 12/31/98

International Fund                 19.02%              9.00%

EAFE                               20.33%              9.25%
--------------------------------------------------------------------------------
                                   1 Year              5 Year
--------------------------------------------------------------------------------

During the five year period shown in the above bar graph chart, the fund's highest quarterly return was 17.09% for the fourth quarter in 1998 and the fund's lowest quarterly return was -10.65% for the fourth quarter in 1997.
--------------------------------------------------------------------------------

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington International Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington International Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equivalents of companies outside of the U.S.

Investment Strategy

The Lexington International Fund, Inc. (the "Fund") will invest at least 65% of its total assets in securities and equivalents of companies outside of the U.S. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in companies in the United States, in debt securities or other investments.

The Fund does not anticipate concentrating its investments in any particular region.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price of one or more of the companies in the Fund's portfolio. Due to the inherent effects of stock markets, the value of the Fund will fluctuate with the movement of the markets as well as in response to the activities of individual companies in the Fund's portfolio. By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)Exchange Fee           None
30-Day Redemption/Exchange Fe                                                   None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)*
Management Fees                                                                1.00%
Rule 12b-1 Fees                                                                0.25%
Other Fees                                                                     0.50%
Total Fund Operating Expenses                                                  2.25%

*In 1998, 0.50% of the management fee was voluntarily waived by the Adviser, and as a result, net expenses were actually 1.75%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years      5 Years       10 Years
                  ------      -------      -------       --------
                  $228.09     $703.27     $1,204.94     $2,584.93

See "Management of the Fund" for more complete descriptions of such costs and expenses.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


                           1996         1997        1998
                           ----         ----        ----
                          -9.01%       67.50%     -82.99%




                     Average Annual Returns Through 12/31/98


Troika Dialog Russia Fund        -82.99%        -40.63%

Moscow Times Index               -79.62%        -30.08%

Russian Trading System Index     -85.15%        -41.79%
--------------------------------------------------------------------------------
                                  1 Year     Since Inception
                                                (7/3/96)

--------------------------------------------------------------------------------

During the three year period shown in the above bar graph chart, the fund's highest quarterly return was 46.00% for the first quarter in 1997 and the fund's lowest quarterly return was -64.89% for the third quarter in 1998.
--------------------------------------------------------------------------------

Lexington Troika Dialog Russia Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Troika Dialog Russia Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.

Investment Strategy

The Lexington Troika Dialog Russia Fund, Inc. (the "Fund") seeks to achieve its objective by investing at least 65% of its total assets in equity securities of Russian companies. The Fund may invest the other 35% of its total assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government. The Fund may also invest in the equity securities of issuers outside of Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economics of the former Soviet Union.

Principal Risks

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Additional risks associated with investing in securities of Russian issuers include:

     o The lack of available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards;

     o The extremely volatile and often illiquid nature of the secondary market for Russian securities;

     o A cumbersome share registration system for recording ownership of Russian Securities which may adversely affect a person's ability to prove ownership.

     o The potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)        None
Maximum Deferred Sales Charge (Load)                                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions           None
Redemption Fee (as a % of amount redeemed, if applicable)                           2.00%
Exchange Fee                                                                        None
30-Day Redemption/Exchange Fee                                                      None
Maximum Account Fee                                                                 None

Annual Fund Operating Expenses (Paid from Fund assets)*
Management Fees                                                                    1.25%
Rule 12b-1 Fees                                                                    0.25%
Other Fees                                                                         1.14%
Total Fund Operating Expenses                                                      2.64%


*In 1998, expenses were reduced by 0.80% as a result of redemption fee proceeds and a voluntary waiver of a portion of the management fee by the Adviser. Net expenses were actually 1.84%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year      3 Years       5 Years       10 Years
            ------      -------       -------       --------
            $471.84     $1,034.90     $1,624.86     $3.225.98

You would pay the following expenses if you did not redeem your shares:

            1 Year      3 Years       5 Years       10 Years
            ------      -------       -------       --------

            $267.12     $820.41       $1,400.12     $2,973.44

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington Worldwide Emerging Markets Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Worldwide Emerging Markets Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equivalents of emerging market companies.

Investment Strategy

The Lexington Worldwide Emerging Markets Fund (the "Fund") will invest at least 65% of its total assets according to its investment objective. The Fund's definition of emerging markets includes, but is not limited to, the following:

     o Africa: Botswana, Egypt, Ghana, Ivory Coast, Kenya, Mauritius, Morocco, Namibia, South Africa, Swaziland, Tunisia, Zambia and Zimbabwe;

     o Asia: Bahrain, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand;

     o Europe: Croatia, Cyprus, Czech Republic, Estonia, Finland, Greece, Hungary, Latvia, Lithuania, Poland, Portugal, Romania, Russia, Slovakia and Slovenia;

     o The Middle East: Israel, Jordan, Lebanon, Oman and Turkey;


     o Latin America: Argentina, Bolivia, Brazil, Chile, Colombia, Ecuador, Mexico, Nicaragua, Peru and Venezuela.

The Manager of the Fund considers an emerging markets company to be any company domiciled in a country emerging market, or any company that derives 50% or more of its total revenue from either goods or services produced or sold in countries with emerging markets.

The Fund may invest the remaining 35% of its assets in equity securities without regard to whether the issuer qualifies as an emerging market company, debt securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market company or the government of an emerging market country, short-term or medium-term debt securities or other types of securities.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price of one of the companies in the Fund's portfolio. In addition, the risks of investing in emerging markets are considerable. Emerging stock markets tend to be more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominately based on only a few industries or on revenue from particular commodities, international aid and other assistance. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 1991    1992     1993      1994     1995    1996      1997      1998
 ----    ----     ----      ----     ----    ----      ----      ----
 1.73%   3.77%   63.37%   -13.81%   -5.93%   7.38%   -11.40%   -29.06%


                    Average Annual Returns Through 12/31/98

Worldwide Emerging Markets             -29.06%        -11.36%       -0.76%

MSCI Emerging Markets Free             -25.34%         -9.27%        4.69%

EAFE                                    20.33%          9.25%        9.67%
--------------------------------------------------------------------------------
                                       1 Year         5 Year         Since
                                                                   Inception
                                                                   (6/17/91)
--------------------------------------------------------------------------------

During the eight year period shown in the above bar graph chart, the fund's highest quarterly return was 31.81% for the fourth quarter in 1993 and the fund's lowest quarterly return was -26.18% for the third quarter in 1998.
--------------------------------------------------------------------------------

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                                1.00%
Rule 12b-1 Fees                                                                 None
Other Fees                                                                     0.85%
Total Fund Operating Expenses                                                  1.85%

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remaining the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year      3 Years     5 Years       10 Years
            ------      -------     -------       --------

            $187.91     $581.69     $1,000.66     $2,169.16

See "Management of the Fund" for more complete descriptions of such costs and expenses.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  1989      1990    1991     1992    1993    1994     1995     1996    1997     1998
  ----      ----    ----     ----    ----    ----     ----     ----    ----     ----
 15.60%     9.23%  15.75%    5.19%   8.06% -2.07%    15.91%    5.71%  10.20%    7.52%

                    Average Annual Returns Through 12/31/98

GNMA Income Fund                         7.52%         7.29%         8.98%

Lehman Brothers Mortgage
Backed Securities Index                  6.96%         7.23%         9.13%
--------------------------------------------------------------------------------
                                        1 Year        5 Year        10 Year


During the ten year period shown in the above bar graph chart, the fund's highest quarterly return was 8.88% for the second quarter in 1989 and the fund's lowest quarterly return was -2.42% for the first quarter in 1994.
--------------------------------------------------------------------------------

FIXED-INCOME FUNDS AND MONEY MARKET FUNDS

Lexington GNMA Income Fund, Inc.

Risk/Return Summary

Investment Objective

The Lexington GNMA Income Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") Certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

Investment Strategies

Under normal conditions, the Lexington GNMA Income Fund (the "Fund") will invest at least 80% of the value of its total assets in Government National Mortgage Association ("GNMA") mortgage-backed securities (also known as "GNMA Certificates").2 The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S.
Government, including U.S. Treasury securities.

Principal Risks

Through investment in GNMA securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yields will decline correspondingly.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                        0.57%
Rule 12b-1 Fees                                                         None
Other Fees                                                             0.44%
Total Fund Operating Expenses                                          1.01%

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------

                  $103.01     $321.54     $557.85     $1,236.24

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington Global Income Fund

Risk/Return Summary

Investment Objective

The Lexington Global Income Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Lexington Global Income Fund invests in a combination of foreign and domestic high-yield, lower rated or unrated debt securities.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

         1995       1996         1997        1998
         ----       ----         ----        ----
        20.10%     13.33%        5.00%        8.21%

                     Average Annual Returns Through 12/31/98


Global Income Fund                           8.21%            11.51%

Lehman Brothers Global Bond Index           15.33%            10.22%
--------------------------------------------------------------------------------
                                            1 Year            Since Inception
                                                              (1/3/95)
--------------------------------------------------------------------------------
During the four year period shown in the above bar graph chart, the fund's highest quarterly return was 8.76% for the second quarter in 1995 and the fund's lowest quarterly return was -1.41% for the fourth quarter in 1998.

--------------------------------------------------------------------------------

Investment Strategy

The Lexington Global Income Fund (the "Fund") invests in a variety of foreign and domestic high yield, lower rated or unrated debt securities.

The Fund, under normal conditions, invests substantially all of its assets in lower rated or unrated debt securities of domestic companies, companies of developed foreign countries, and companies in countries with emerging markets. The credit quality of the foreign debt securities which the Fund intends to buy is generally equal to U.S. corporate debt securities known as "junk bonds". The debt securities in which the Fund invests consist of bonds, notes, debentures and other similar instruments. The Fund may invest in debt securities issued by foreign governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade or are of comparable quality. The Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.

Principal Risks

Through investment in bonds, the Fund may expose you to certain risks which may cause you to lose money. Junk bonds have a higher risk of default, tend to be less liquid, and may be more difficult to value. The Fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Currency and investment risks tend to be higher in emerging markets.

For a more detailed risk discussion involving investments in this Fund, please read "Risks of Investing" on page __.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as % of offering price)      None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as % of amount redeemed, if applicable)                         None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)*3
Management Fees                                                                 1.00%
Rule 12b-1 Fees                                                                 0.25%
Other Fees                                                                      0.64%
Total Fund Operating Expenses                                                   1.89%

*In 1998, 0.39% of the management fee was voluntarily waived by the Adviser, and as a result, net expenses were actually 1.50%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years     5 Years       10 Years
                  ------      -------     -------       --------

                  $191.94     $593.91     $1,021.27     $2,211.54

See "Management of the Fund" for more complete descriptions of such costs and expenses.

MONEY MARKET FUNDS

Lexington Money Market Trust

Risk/Return Summary

Investment Objective

The Lexington Money Market Trust's investment objective is to seek as high a level of current income from short-term investments as is consistent with the preservation of capital and liquidity. The Lexington Money Market Trust seeks to maintain a stable net asset value of $1 per share.

Investment Strategy

The Lexington Money Market Trust (the "Fund") will invest in short-term money market instruments that have been rated in one of the two highest rating categories by both S&P and Moody's, both major rating agencies. The Fund invests in short-term money market instruments (those with a remaining maturity of 397 days or less) that offer attractive yields and are considered to be undervalued relative to issues of similar credit quality and interest rate sensitivity.

The Fund will also insure that its money market instruments average weighted maturities do not exceed 90 days.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Mutual Fund Chart and Performance Table

For   information   on  the  Fund's   7-day  yield   please  call  the  Fund  at
1-800-526-0056. You should remember that past performance is not an indication of future performance.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)*
Management Fees                                                0.50%
Rule 12b-1 Fees                                                None
Other Fees                                                     0.55%
Total Fund Operating Expenses                                  1.05%

*In 1998, 0.05% of the management fee was voluntarily waived by the Adviser, and as a result, net expenses were actually 1.00%.

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------

                  $102.00     $318.40     $552.46     $1,224.62

See "Management of the Fund" for more complete descriptions of such costs and expenses.

--------------------------------------------------------------------------------

Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 1989        1990        1991         1992        1993        1994         1995        1996        1997         1998
 ----        ----        ----         ----        ----        ----         ----        ----        ----         ----
23.62%     -20.65%      -6.14%      -20.51%      86.96%      -7.28%       -1.89%       7.84%     -42.98%       -6.39%

--------------------------------------------------------------------------------

                    Average Annual Returns Through 12/31/98

Goldfund                                -6.39%          -12.14%          -3.28%

Gold Bullion                            -0.83%           -6.02%          -3.50%

S&P 500                                 28.72%           24.09%          19.22%
--------------------------------------------------------------------------------

                                        1 Year           5 Year          10 Year

During the ten year period shown in the above bar graph chart, the fund's highest quarterly return was 34.36% for the second quarter in 1993 and the fund's lowest quarterly return was -29.07% for the fourth quarter in 1997.
--------------------------------------------------------------------------------

PRECIOUS METAL FUNDS

Lexington Goldfund, Inc.

Risk/Return Summary

Investment Objective

The Lexington Goldfund's investment objective is to attain capital appreciation and such hedge against the loss of buying power as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world.

Investment Strategy

Under normal conditions the Lexington Goldfund, Inc. (the "Fund") will invest at least 65% of the value of its total assets in gold and the equity securities of companies engaged in mining or processing gold ("gold-related securities"). The Fund may also invest in other precious metals, including platinum, palladium and silver. The Fund intends to invest less than half of the value of its assets in gold and other precious metals. Gold-related securities may include securities of foreign issuers.

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price in one of the companies in the Fund's portfolio. Due to the inherent effects of the stock market, the value of the Fund will fluctuate with the movement of the market as well as in response to the activities of individual companies in the Fund's portfolio. In addition, the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for gold or other precious metals is concentrated in countries that have the potential for instability and the market for gold and other precious metals is widely unregulated. As a result, the price of precious gold and precious metal stocks, and therefore the Fund, may fluctuate significantly.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual return compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                                0.92%
Rule 12b-1 Fees                                                                0.25%
Other Fees                                                                     0.57%
Total Fund Operating Expenses                                                  1.74%

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years    5 Years      10 Years
                  ------      -------    -------      --------
                  $176.84     $547.99    $943.74      $2,051.67

See "Management of the Fund" for more complete descriptions of such costs and expenses.

Lexington Silver Fund, Inc.

Risk/Return Summary

Investment Objective

The investment objective of the Lexington Silver Fund, Inc. is to maximize total return on its assets from long-term growth of capital and income principally through investment in a portfolio of securities which are engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies")and in silver bullion .

Investment Strategies

Lexington Silver Fund, Inc. (the "Fund") will seek to achieve its objective through investment in common stocks of established silver-related companies and in silver bullion which have the potential for long-term growth of capital or income, or both. The common stocks of silver-related companies in which the Fund intends to invest may or may not pay dividends. The Fund may also invest in other types of securities of silver-related companies including convertible securities, preferred stocks, bonds, notes and warrants. When the Manager believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in pursuing its objective of maximizing growth and income, substantially increase its holding in debt securities.

The securities in which the Fund invests include issues of established silver-related companies domiciled in the United States, Canada and Mexico as well as other silver producing countries throughout the world. At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business more than three years.

--------------------------------------------------------------------------------
Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance with the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

   1992        1993        1994       1995        1996        1997         1998
   ----        ----        ----       ----        ----        ----         ----
 -19.01%      76.52%      -8.37%     12.37%       2.38%      -8.05%      -29.64%

                    Average Annual Returns Through 12/31/98

Silver Fund                                -29.64%      -7.37%           0.96%

S & P 500                                   28.72%      24.09%          19.51%

Silver Bullion                             -16.51%      -0.43%           3.39%
--------------------------------------------------------------------------------
                                            1 Year          5 Year       Since
                                                                       Inception
                                                                        (1/2/92)

During the seven year period shown in the above bar graph chart, the fund's highest quarterly return was 28.47% for the second quarter in 1993 and the fund's lowest quarterly return was -18.60% for the fourth quarter in 1994.
--------------------------------------------------------------------------------

Principal Risks

Through stock investment, the Fund may expose you to common stock risks which may cause you to lose money if there is a sudden decline in the share price in one of the companies in the Fund's portfolio. Due to the inherent effects of the stock market, the value of the Fund will fluctuate with the movement of the market as well as in response to the activities of individual companies in the Fund's portfolio. In addition, the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for silver is relatively limited, the sources of silver are concentrated in countries that have the potential for instability and the market for silver is widely unregulated. As a result, the price of silver, and therefore the Fund, may fluctuate significantly.

Bar Chart and Performance Table

The bar chart and performance table below show the risks of investing in the Fund. The chart shows changes in the performance from ______ through _______. The table shows how the average annual returns compares with the most commonly used index for its market segment for 1, 5 and 10 years (or since inception). You should remember that past performance is not an indication of future performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases (as a % of offering price)    None
Maximum Deferred Sales Charge (Load)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions       None
Redemption Fee (as a % of amount redeemed, if applicable)                       None
Exchange Fee                                                                    None
30-Day Redemption/Exchange Fee                                                  None
Maximum Account Fee                                                             None

Annual Fund Operating Expenses (Paid from Fund assets)
Management Fees                                                          1.00%
Rule 12b-1 Fees                                                          0.00%
Other Fees                                                               1.37%
Total Fund Operating Expenses                                            2.37%

Example of Expenses:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% annual return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Years     5 Years       10 Years
                  ------      -------     -------       --------
                  $240.12     $739.46     $1,265.42     $2,706.22

See "Management of the Fund" for more complete descriptions of such costs and expenses.

RISKS OF INVESTING

Risks of Investing in Mutual Funds

The following risks are common to all mutual funds and, therefore,  apply to the
Funds:

     o Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. A decline in market value may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

     o Manager Risk. Fund management affects Fund performance. A Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

     o Year 2000 Risk. The Fund or its service providers could be disrupted by problems in their computer systems related to the Year 2000.

Risks of Investing in Securities of Small Companies

The following risks apply to all mutual funds that invest in securities of small companies (market value of less than U.S. $1 billion) including Lexington SmallCap Fund, Lexington Crosby Small Cap Asia Growth Fund and Lexington Troika Dialog Russia Fund.

Investing in small companies generally involve greater risk than investing in larger companies for the following reasons, among others:

     o limited product lines;

     o limited markets or financial or managerial resources;

     o their securities may be more susceptible to losses and risks of bankruptcy;

     o their securities may trade less frequently and with lower volume, leading to greater price fluctuations; and,

     o their securities are subject to increased volatility and reduced liquidity due to limited market making and arbitrage activities.

Risks of Investing in Foreign Securities

The following risks apply to all mutual funds that invest in foreign securities including Lexington Crosby Small Cap Asia Growth Fund, Lexington Goldfund, Lexington Growth and Income Fund, Lexington International Fund, Lexington Global Income Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund.

     o Legal System and Regulation Risk. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

     o Currency Risk. Most foreign stocks are denominated in the currency of the stock exchange where they are traded. The Fund's Net Asset Value is denominated in U.S. dollars. The exchange rate between the U.S. dollar and most foreign currencies fluctuates; therefore, the Net Asset Value of the Fund will be affected by a change in the exchange rate between the U.S. dollar and the currencies in which the Fund's stocks are denominated. The Fund may also incur transaction costs associated with exchanging foreign currencies into U.S. dollars.

     o Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

     o Expropriation Risk. Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or by imposing exchange controls that restrict the sale of a currency or by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Risks of Investing in Lower-Quality Debt Securities

The following risks apply to all mutual funds that invest in lower-quality debt securities commonly referred to as "junk bonds" including Lexington Global Income Fund and Lexington Troika Dialog Russia Fund.

Junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of their securities to make principal and interest payments than with higher-grade debt securities.

Risks of Investing in Securities of Russian Companies

The following risks apply to all mutual funds that invest in securities of Russian companies including Lexington Troika Dialog Russia Fund.

Non-diversified Portfolio

The following risks apply to all mutual funds that are non-diversified investment companies including Lexington Goldfund, Lexington Silver Fund, Lexington Global Income Fund and Lexington Troika Dialog Russia Fund.

These Funds may invest an unlimited proportion of their total assets in a single company, which increases risk. However, these Funds intend to comply with diversification requirements of the federal tax law to qualify as regulated investment companies. For more detailed information on the federal tax law diversification requirement, see the tax section of the Fund's Statement of Additional Information.

Precious Metals

The following risks apply to all mutual funds that invest in precious metals including Lexington

Goldfund and Lexington Strategic Silver Fund.

Precious metal investments have the following characteristics:

     o    earn no income;

     o    transaction and storage costs may be higher; and

     o    the Fund will realize gain only with an increase in the market price.

Temporary Defensive Position

When the Funds anticipate unusual market or other conditions, they may temporarily depart from their goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

Management of The Funds

Investment Adviser

Lexington Management Corporation (LMC), a wholly-owned subsidiary of Lexington Global Asset Managers, Inc. ("LGAM"), is the investment adviser to the Lexington Funds. LMC and its predecessor companies, registered investment advisers under the Investment Advisers Act of 1940, as amended, were established in 1938. LMC is located at P.O. Box 1515, Park 80 West Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a controlling interest in Lexington Global Asset Managers, Inc., a Delaware corporation. LMC advises private clients as well as the Lexington Funds. LMC supervises and assists in the overall management of the Funds, subject to the oversight by the Board of Directors or Trustees.

Sub- Advisers

Lexington SmallCap Fund. Market Systems Research Advisors, Inc. ("MSR Advisors") is the sub-adviser of Lexington SmallCap Fund. MSR Advisors is located at 80 Maiden Lane, New York, NY 10038. MSR Advisors provides investment advice and management to Lexington SmallCap Fund. MSR is 65% owned by LGAM and 35% owned by Frank A. Peluso, The President and C.E.O. of MSR Advisors. Lexington Crosby Small Cap Asia Growth Fund. Crosby Asset Management (US) Inc. (Crosby) is the sub-adviser of the Lexington Crosby Small Cap Asia Growth Fund. Crosby is located at [52/R] Asia Pacific Finance Tower, Citibank Plaza, 3 Garden Road, Hong Kong. [Crosby is a subsidiary of Crosby Group, Hong Kong.] Crosby manages assets and provides day-to-day investment advice to the Lexington Crosby Small Cap Asia Growth Fund, subject to oversight by the Board of Directors.

Lexington Troika Dialog Russia Fund. Troika Dialog Asset Management (TDAM) is the sub-adviser of Lexington Troika Dialog Russia Fund. TDAM is located at Romanov Pereulok #4, 103875 Moscow, Russia. TDAM provides investment advice and management to Lexington Troika Dialog Russia Fund. [TDAM is a majority owned subsidiary of The Bank of Moscow.]

Lexington Worldwide Emerging Markets Fund. Stratos Advisors, Inc. (Stratos) is the sub-adviser of Lexington Worldwide Emerging Markets Fund. Stratos is located at 20 Exchange Place, 52nd Floor, New York, NY 10005. Stratos provides investment advice and management to Lexington Worldwide Emerging Markets Fund.

Portfolio Managers

Lexington  Growth and Income Fund
Alan H. Wapnick. Please see biography under Lexington Global Corporate Leaders Fund.

Lexington SmallCap Fund

Robert M. DeMichele. Mr. DeMichele is one of three lead managers of a portfolio management team that manages the Lexington SmallCap Fund. Mr. DeMichele is Chairman and Chief Executive Officer of LMC. He is also the Chairman of the Investment Strategy Group. In addition, he is President of Lexington Global Asset Managers, Inc., LMC's parent company. He holds similar offices in other companies owned by Lexington Global Asset Managers, Inc., as well as the Lexington Funds. Prior to joining LMC in 1981, Mr. DeMichele was a Vice President at A.G. Becker, Inc., the securities division of Warburg, Paribus, Becker, an international investment banking firm. From 1973 to 1981, Mr. DeMichele held several positions, the most recent managing A.G. Becker's Funds Evaluation and Consulting Group for both the East and West Coasts. Mr. DeMichele graduated from Union College with a B.A. Degree in Economics and from Cornell University with an M.B.A. in Finance.

Alan H. Wapnick. Please see biography under Lexington Global Corporate Leaders Fund.

Frank A. Peluso. Mr. Peluso is the third of three lead managers of a portfolio management team that manages the Lexington SmallCap Fund. He has 35 years investment experience. Mr. Peluso is President and Chief Executive Officer of MSR, the sub-adviser to the Fund. Mr. Peluso utilizes a proprietary analytical system to identify securities with performance potential which he believes to be exceptional. In addition, Mr. Peluso's proprietary data is used by professional money managers, insurance companies, brokerage firms, banks, mutual fund companies and pension funds. Mr. Peluso graduated from Princeton University and completed a year of post-graduate study at Columbia University, and two years of post-graduate study at Princeton University with a Fellowship in Mathematics.

Lexington Crosby Small Cap Asia Growth Fund
Christina Lam. Ms. Lam is the lead manager on a portfolio management team that manages the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam is Vice President and Portfolio Manager of the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam joined Crosby Asset Management in 1991. She is responsible for the investment management of the listed equity portfolios under the management of Crosby Asset Management. After graduating with a Law Degree with Honors from Warwick University, she qualified as a Barrister from Lincoln's Inn in London. In 1987 she joined Schroder Securities Limited in Hong Kong as an investment analyst, where her coverage included the utilities, industrials and retail sectors and conglomerates.

Lexington Global Corporate Leaders Fund

Richard T. Saler. Mr. Saler is a member of an investment management team that manages the Lexington Global Corporate Leaders Fund and Lexington Worldwide Emerging Markets Fund. He is the lead manager of an investment management team for Lexington International Fund. Mr. Saler is Senior Vice President, Director of International Investment Strategy of LMC. Mr. Saler is responsible for international investment analysis and portfolio management at LMC. He has twelve years of investment experience. Mr. Saler has focused on international markets since first joining LMC in 1986. In 1991 he was a strategist with Nomura Securities and rejoined LMC in 1992. Mr. Saler graduated from New York University with a B.S. Degree in Marketing and from New York University's Graduate School of Business Administration with an M.B.A. in Finance.

Philip A. Schwartz, CFA. Mr. Schwartz is also a member of an investment management team that manages the Lexington Global Corporate Leaders Fund and Lexington International Fund. Mr. Schwartz is a Vice President at LMC, a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He is responsible for international investment analysis and portfolio management at LMC, and has nine years of investment experience. Prior to joining LMC in 1993, Mr. Schwartz was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, he was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker. Mr. Schwartz earned his B.A. and M.A. Degrees from Boston University.

Alan H. Wapnick. Mr. Wapnick is a member of an investment management team that manages the Lexington Global Corporate Leaders Fund, Inc. and Lexington SmallCap Fund. Mr. Wapnick is the lead manager for Lexington Growth and Income Fund. Mr. Wapnick is Senior Vice President, Director of Domestic Investment Equity Strategy of LMC. Prior to joining LMC in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J.& W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick graduated from Dartmouth College and received a Master's Degree in Business Administration from Columbia University.

Lexington International Fund

Richard T. Saler. Please see biography under Lexington Global Corporate Leaders Fund.

Phillip A. Schwartz, CFA. Please see biography under Lexington Global Corporate Leaders Fund.

Lexington Worldwide Emerging Markets Fund

Richard T. Saler. Please see biography under Lexington Global Corporate Leaders Fund.

Alfredo M. Viegas. Mr. Viegas is a member of the portfolio management team for Lexington Worldwide Emerging Markets Fund. Mr. Viegas is Chief Executive Officer and Senior Portfolio Manager of Stratos. In 1995, Mr. Viegas established VZB Partners LLC ("VZB"), an offshore investment manager. Mr. Viegas is responsible for corporate analysis and bottom-up research. He has concentrated on analyzing equity opportunities not only in emerging markets but also in newly developing or frontier markets where the quality of public available information is scarce and direct research is imperative. Prior to VZB, Mr. Viegas was Vice President and Latin American Equity Strategist for emerging markets with Salomon Brothers from 1993 to 1995. From 1991 to 1993, he was a research analyst with Morgan Stanley. Mr. Viegas is a graduate of Wesleyan University with a B.A. in Classics and Medieval History.

Mohammed Zaidi. Mr. Zaidi is a member of the Portfolio Management team for the Lexington Worldwide Emerging Markets Fund. Mr. Zaidi is a Portfolio Manager at Stratos. Mr. Zaidi is responsible for fundamental corporate analysis with a particular focus on Asian and Middle Eastern markets as well as the Risk Control Officer. Mr. Zaidi has been a Portfolio Manager at VZB since 1997. Mr. Zaidi was Chief Financial Officer and a Partner at Paradigm Software, Inc. from 1992 to 1995. Mr. Zaidi is a graduate of the University of Pennsylvania with a B.S. in Economics from the Wharton School. Mr. Zaidi also holds an M.B.A. in Finance from M.I.T. Sloan School of Management.

Lexington Troika Dialog Russia Fund

Richard M. Hisey, C.F.A. Mr. Hisey is Managing Director and Chief Financial Officer of Lexington Management Corporation. He is also the Treasurer and a member of the Board of Directors of the Lexington Family of Mutual Funds. Mr. Hisey is Executive Vice President and Chief Financial Officer of Lexington Global Assets Managers, Inc., the parent company of Lexington Management Corporation. He sits on the Investment Company Institute's Accounting/Treasurers, International and Tax Committees. Mr. Hisey is a portfolio manager and investment strategist for the Lexington Troika Dialog Russia Fund. He is a Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Prior to joining Lexington in 1986, Mr. Hisey was a Senior Financial Analyst for Richardson Vicks, Inc. Mr. Hisey is a graduate with Distinction of the University of Connecticut with a Bachelor of Arts in Soviet and eastern European Studies. His undergraduate work included studies at Middlebury College and at Leningrad State University in the former Soviet Union. He also holds an M.B.A. from the University of Connecticut.

Pavel Teplukhin. Dr. Teplukhin is a member of the portfolio management team that manages the Lexington Troika Dialog Russia Fund. He is the President of TDAM, sub-adviser to the Fund. Dr. Teplukhin received a diploma in Economics and a Doctorate in Economic Analysis and Statistics from Moscow State University. He also received a Master of Science in Economics/Macroeconomics from the London School of Economics. From 1993 to 1996, Dr. Teplukhin was Economic Adviser to the First Deputy Prime Minister at the Ministry of Finance of the Russian Federation.

Ruben Vardanian. Mr. Vardanian is a member of the portfolio management team that manages the Lexington Troika Dialog Russia Fund. Mr. Vardanian is Chairman of the Board of TDAM. He is Vice

Chairman of the Board of Directors of the Depository Clearing Company. He is a member of the Expert Council of the Federal Securities Commission of Russia and a Director of the Russian Trading System (RTS). He is also Chairman of the Board of Directors of the Russian capital markets self-regulatory organization (NAUFOR). Mr. Vardanian received a Masters Degree with Distinction from the Finance Department of Moscow State University. He received post-graduate training with Banca CRT in Italy and with the Emerging Markets Division of Merrill Lynch in New York.

Board of Advisers. The Board of Advisers to the Lexington Troika Dialog Russia Fund is composed of experts in Russian political and economic affairs. The Board of Advisers provides LMC and the Board of Directors with periodic updates on political and macroeconomic conditions and trends in Russia, and their political implication for the overall investment environment in Russia. As a result, LMC and the Board of Directors will be better able to oversee and safeguard the assets of Lexington Troika Dialog Russia Fund.

Lexington GNMA Income Fund

Denis P. Jamison, CFA. Mr. Jamison manages the Lexington GNMA Income Fund, Lexington Money Market Trust and Lexington Global Income Fund. Mr. Jamison is Senior Vice President and Director of Fixed Income Strategy of LMC. Mr. Jamison is responsible for fixed-income portfolio management. He is a member of the New York Society of Security Analysts. Prior to joining LMC in 1981, Mr. Jamison spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison graduated from the City College of New York with a B.A. in Economics.

Lexington Global Income Fund

Denis P. Jamison, CFA. Please see biography under Lexington GNMA Income Fund.


Lexington Money Market Trust

Denis P. Jamison, CFA. Please see biography under Lexington GNMA Income Fund.

RoseAnn McCarthy. Ms. McCarthy is a co-manager of the Lexington Money Market Trust. Ms. McCarthy is an Assistant Vice President of LMC. Prior to joining the Fixed Income Department in 1997, she was Mutual Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds. Ms. McCarthy is a graduate of Hofstra University with a B.B.A. in Marketing and has an M.B.A. in Finance from Seton Hall University.

Lexington Goldfund

James A. Vail, CFA. Mr. Vail manages the Lexington Goldfund and the Lexington Silver Fund. Mr. Vail is a Vice President of LMC and is responsible for precious metals analysis and portfolio management at LMC. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining LMC in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst. Mr. Vail is a graduate of St. Peter's College with a B.S. and holds an M.B.A. in Finance from Seton Hall University.

Lexington Silver Fund

James A. Vail, CFA. Please see biography under Lexington Goldfund.

SHAREHOLDER INFORMATION

Investment Options
ice is still under construction and will be available soon.

o    Buy, sell or exchange shares by mail.

     Mail buy/sell order(s), investment or redemption instructions and any required payment by check:

     By regular mail:
     State Street Bank and Trust Company
     c/o National Financial Data Services
     Lexington Funds
     1004 Baltimore
     Kansas City, Missouri  64105

o    Buy shares by wiring funds.

     To:  State Street Bank and Trust Company
     ABA #011000028
     Attention:  The Lexington Funds
     For credit to: [shareholder(s) name]
     Shareholder account number:
     [shareholder(s) account number]
     Name of Fund:  [Lexington Fund name]


@(except Lexington Troika Dialog Russia Fund) is $1,000, and the minimum subsequent investment is $50. The minimum initial investment for Lexington Troika Dialog Russia Fund is $5,000. The minimum initial investment for IRAs is $250. Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, they may apply different requirements. All investments must be made in U.S. dollars. We must receive payment from you within three business days of your purchase. In addition, we reserve the right to reject any purchase.

Becoming a Lexington Shareholder

To open a new account:

o By Mail. Send your completed application, with a check payable to The Lexington Funds, to the appropriate address. Your check must be in U.S. dollars and drawn only on a bank located in the United States. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear. Note that if you are investing in a Fixed-Income or Money Market Fund, dividends will not begin to accrue on your account until your check clears.

o By Wire. Call us at 800-526-0056 to let us know that you intend to make your initial investment by wire. Tell us your name and the amount you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions.

     Then request your bank to wire money from your account to the attention of:

     To:  State Street Bank and Trust Company
     ABA #011000028
     Attention:  The Lexington Funds
     For credit to: [shareholder(s) name]
     Shareholder account number:

     [shareholder(s) account number]
     Name of Fund:  [Lexington Fund name]

     Please note that your bank may charge a wire transfer fee.

o By Phone. To make an initial investment by phone, you must have been a current Lexington shareholder in another fund for at least 30 days. Shares for Individual Retirement Accounts (IRAs) may not be purchased by phone. Your purchase of a new Fund must meet its investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from your account if we do not receive payment within that time.

Buying Additional Shares

o By Mail. Complete the form at the bottom of any Lexington statement and mail it with your check payable to The Lexington Funds. Or mail the check with a signed letter noting the name of the Fund in which you want to invest, your account number and telephone number.

o    "Lex-O-Matic" the Automatic Investment Plan:

     A shareholder may make additional  purchases of shares  automatically  on a
     monthly  or   quarterly   basis   with  the   automatic   investing   plan,
     "Lex-O-Matic."

     "Lex-O-Matic" will be established on existing accounts only. You may not use a "Lex-O-Matic" investment to open a new account. The minimum automatic investment amount is $50.

     Your bank must be a member of the Automated Clearing House.

     To establish Lex-O-Matic, attach a voided check (checking account) or preprint ed deposit slip (savings account) from your bank account to your Lexington Account Application or your letter of instruction.

     Investments will automatically be transferred into your Lexington Account from your checking or savings account.

     Investments may be transferred either monthly or quarterly on or about the 15th day of the month.

     You should allow 20 business days for this service to become effective.

     You may cancel your Lex-O-Matic at any time provided that a letter is sent to the Transfer Agent ten days prior to the scheduled investment date. Your request will be processed upon receipt.

By investing in the Lexington Funds, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, along with any dividends and capital gain distributions which are paid in additional shares (see "Dividends and Distributions"). Stock certificates will be issued, upon written request, for full shares of Lexington Funds. Certificates will not be issued for 30 days unless payment is made by certified check, cashier's check or federal funds wire. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates

You may purchase shares of the Lexington Funds through broker-dealers or financial institutions that have selling agreements with LFD. Broker-dealers and financial institutions that process such orders for customers may charge a fee for their services. The fee may be avoided by purchasing shares directly from the Lexington Funds.

Exchanging Shares

Shares of the Lexington Funds may be exchanged for shares of equivalent value of any Lexington Fund. If an exchange involves investing in a Lexington Fund not already owned, the dollar amount of the exchange must meet the minimum initial investment amount. An exchange will result in a recognized gain or loss for income tax purposes. Exchanges of over $500,000 will take three days to complete.

You may make exchange requests in writing or by telephone. Telephone exchanges may only be made if you have completed a Telephone Authorization form. Telephone exchanges may not be made within 7 days of a previous exchange.

The minimum exchange required is $500 unless a new account is being established.

Telephone exchanges may only involve shares held on deposit by the Transfer Agent, not shares held in certificate form by the shareholder.

Any new account established by a shareholder will also have the privilege of exchange by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same dividend option as the account from which the shares are transferred.

Minimum Account Balances

Due to the costs of maintaining small accounts, we require a minimum combined account balance of [$1,000]. If your account balance falls below that amount for any reason other than market fluctuations, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

Redeeming Your Shares

The Funds will redeem all or any portion of your outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

A 2% redemption fee will be charged on the redemption of shares of the Lexington Troika Dialog Russia Fund held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are sold first.

Redeeming by Written Instruction

Write a letter giving your name, account number, the name of the fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

Signature-guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $25,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stockbroker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

     If a redemption request is sent to the Fund in New Jersey, it will be forwarded to the Transfer Agent and the effective date of redemption will be the date received by the Transfer Agent. Checks for redemption proceeds will normally be mailed within three business days. Shareholders who redeem all their shares will receive a check representing the value of the shares redeemed plus the accrued dividends through the date of redemption. Where shareholders redeem only a portion of their shares, all dividends declared but unpaid will be distributed on the next dividend payment date.

Redeeming by Telephone

o Shares of the Fund may be redeemed by telephone. Call the Fund toll free at 1-800-526-0056.

o [A redemption authorization and signature guarantee must be given before a shareholder may redeem by telephone. A redemption authorization form is contained in the New Account Application and authorization forms may be obtained by calling the Funds.]

o Telephone redemption privileges may be cancelled by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

o    Exchange by telephone.

Redeeming by Check

o    Check writing is available on the Money Market Trust at no charge.

o The minimum amount per check is $100 or more up to $500,000. Checks for less than $100 or over $500,000 will not be honored.

o All checks require only one signature unless otherwise indicated. Checks will be returned to you at the end of each month.

o Redemption checks are free, but a charge of $15.00 may be imposed for any stop payments requested.

o    Redemption checks should not be used to close your account.

o Redemption by check are available for shares for which share certificates have not been issued, and may not be used to redeem shares purchased by check which have been on the books of the Fund for less than 15 days.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $10,000 or more in a fund may receive (or have sent to a third party) periodic payments (by check or wire). If the proceeds are to be mailed to a third party a signature guarantee is required. The minimum payment amount is $100 from each fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption will result in the recognition of gain or loss for income tax purposes.

How Fund Shares Are Priced

How and when we calculate the Funds' price or net asset value (NAV) determines the price at which you will buy or sell shares. The net asset value of each fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per share net asset value is calculated by dividing the value of each fund's total net assets by the total number of that fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Funds' officers, and by the Manager and the Boards, in accordance with methods that are specifically authorized by the Boards. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Boards. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a fund's net asset value.

Money Market Funds. The price of Money Market Funds is determined at 12 noon Eastern time on most business days. If we receive your order by that time, your shares will priced at the NAV calculated at noon that day. If we receive your order after 12 noon Eastern time, you will pay the next price we determined after receiving your order.

Foreign Funds. Several of our Funds invest in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollars value of foreign-denominated securities, even if their market prices do not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, a Fund's foreign securities - and its price -may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

Bank Holidays. On bank holidays we will not calculate the price of the Fixed-Income and Money Market Funds, even if the NYSE is open that day. Shares in these Funds will be sold at the next NAV we determine after receipt of your order.

Dividends and Capital Gains Distributions

Each Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

o    You are not guaranteed any distributions.

o The Board of Directors has discretion in determining the amount and frequency of the dis tributions.

o Unless you request cash distributions in writing, all dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' account.

Distributions Affect NAV.

o    The Funds will pay distributions as of the record date.

o Dividends and capital gains waiting distribution are included in each Fund's daily NAV.

Buying a Dividend. If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution when the distribution is made.

Taxes

     Each Fund intends to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. The following statements apply with respect to each Fund:

o Ordinary dividends from the Fund are taxable as ordinary income and dividends from the Fund's long-term capital gains are taxable as capital gain.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

o Dividends from the Lexington GNMA Income Fund, Inc. that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. the extent to which ordinary dividends are attributable to U.S. Government obligations will be provided on the tax tax statements you receive from the Fund.

o Certain dividends paid to you in January will be taxable as if they had been paid the previous December.

o We will mail you tax statements annually showing the amounts and tax status of the distributions you received.

o When you sell (redeem) or exchange shares of a Fund, you must recognize any gain or loss. However, as long as Lexington Money Market Trust's NAV per share does not deviate from $1.00, there will be no gain or loss.

o Under certain circumstances, a Fund may be in a position to "pass-through" to you the right to a credit or deduction for foreign taxes paid by the Fund.

oBecause your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

oYou  should  review  the  more  detailed   discussion  of  federal  income  tax
considerations in the Statement of Additional Information, which is available for free by calling 1-800-526-0056.

***We provide this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in a Fund.***

DISTRIBUTION OF FUND'S SHARES

Distribution Plan. The following Funds have adopted a plan under Rule 12b-1 for the sale and distribution of shares:

o    Lexington Goldfund;
o    Lexington Growth and Income Fund;
o    Lexington International Fund;
o    Lexington Global Income Fund;
o    Lexington SmallCap Fund;
o    Lexington Troika Dialog Russia Fund; and
o    Lexington Worldwide Emerging Markets Fund.

Under the distribution plan, the Funds may pay fees up to 0.25% of their average daily net assets for distribution services.

Shareholder Servicing Agreements. The Funds may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents to provide various services to shareholders as follows:

o Each Agent receives fees up to 0.25% of the average daily net assets of the Fund.
o LMC may pay additional fees from its past profits, at no additional costs to the Funds.
o    Each Agent may waive all or a portion of the fees.
o If a Fund has a distribution plan, the Agents will receive fees of up to 0.25% of the average daily assets from the distribution plan in addition to amounts received for shareholder ser vicing.

                                                                                                        DOMESTIC EQUITY FUNDS
                                                            ========================================================================
                                                                                     Growth and Income Fund
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                 1998           1997            1996            1995         1994
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period                          $20.27         $18.56          $15.71          $14.36         $16.16
Net investment income (loss)                                    0.01           0.05            0.07            0.22           0.17
Net realized and unrealized gain (loss) from investment
operations                                                      4.29           5.46            4.08            3.00          (0.68)
Total income (loss) from investment operations                  4.30           5.51            4.15            3.22          (0.51)
Less distributions:
         Distributions from net investment income                             (0.07)          (0.13)          (0.22)         (0.16)
         Distribution in excess of net investment income        --             --              --              --             --
         Distributions from net realized gains                 (2.66)         (3.73)          (1.17)          (1.65)         (0.91)
         Distribution in excess of net realized gains           --             --              --              --            (0.22)
Total distributions                                            (2.66)         (3.80)          (1.30)          (1.87)         (1.29)
Net asset value, end of period                                $21.91         $20.27          $18.56          $15.71         $14.36
Total return                                                   21.42%         30.36%          26.46%          22.57%         (3.11)%

Ratios/Supplemental Data
Net asset, end of period (thousands)                        $245,790       $228,037        $200,309        $138,901       $124,829
Ratio of expenses to average net assets, before
reimbursement or waiver                                         1.16%          1.17%           1.13%           1.09%          1.15%
Ratio of expenses to average net assets, net of
reimbursement or waiver                                         1.16%          1.17%           1.13%           1.09%          1.15%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                  0.06%          0.21%           0.43%           1.38%          1.06%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  0.06%          0.21%           0.43%           1.38%          1.06%
Portfolio Turnover Rate                                        63.20%         88.15%         101.12%         159.94%         63.04%


                                                           ===========================================
                                                                        SmallCap Fund
                                                             --------------------------------------
PER SHARE OPERATING PERFORMANCE                               1998          1997          1996(a)
                                                             --------------------------------------
Net asset value, beginning of period                         $11.39        $11.73        $10.00
Net investment income (loss)                                  (0.02)        (0.19)        (0.18)
Net realized and unrealized gain (loss) from investment
operations                                                     0.75          1.41          1.94
Total income (loss) from investment operations                 0.73          1.22          1.76
Less distributions:
         Distributions from net investment income              --            --            --
         Distribution in excess of net investment income       --            --            --
         Distributions from net realized gains                (0.22)         --            --
         Distribution in excess of net realized gains          --            --            --
Total distributions                                           (0.22)        (1.56)        (0.03)
Net asset value, end of period                               $11.56        $11.39        $11.73
Total return                                                   6.73%        10.47%        17.50%

Ratios/Supplemental Data
Net asset, end of period (thousands)                         $8,172        $9,565        $8,061
Ratio of expenses to average net assets, before
reimbursement or waiver                                        2.92%         2.57%         3.04%
Ratio of expenses to average net assets, net of
reimbursement or waiver                                        2.59%         2.57%         2.48%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                (2.00)%       (1.78)%       (2.34)%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                (1.67)%       (1.78)%       (1.78)%
Portfolio Turnover Rate                                      145.94%        39.09%        60.92%

                                                                        GLOBAL AND INTERNATIONAL FUND
                                                           ===========================================================
                                                                           Small Cap Asia Growth Fund
                                                            ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                               1998           1997           1996            1995(b)
                                                            ---------------------------------------------------------
Net asset value, beginning of period                          $7.06         $12.24          $9.76          $10.00
Net investment income (loss)                                   --            (0.05)         (0.05)           0.02
Net realized and unrealized gain (loss) from investment
operations                                                    (1.37)         (5.13)         (2.54)          (0.24)
Total income (loss) from investment operations                (1.37)         (5.18)          2.49           (0.22)
Less distributions:
         Distributions from net investment income              --             --             --             (0.02)
         Distribution in excess of net investment income       --             --            (0.01)           --
         Distributions from net realized gains                 --             --             --              --
         Distribution in excess of net realized gains          --             --             --              --
Total distributions                                            --             --            (0.01)          (0.02)
Net asset value, end of period                                $5.69          $7.06         $12.24           $9.76
Total return                                                 (19.41)%       (42.32)%        25.50%          (4.39)%*

Ratios/Supplemental Data
Net asset, end of period (thousands)                        $18,278        $13,867        $23,796          $8,936
Ratio of expenses to average net assets, before
reimbursement or waiver                                        2.86%          2.30%          2.64%           3.51%*
Ratio of expenses to average net assets, net of
reimbursement or waiver                                        2.50%          2.30%          2.42%           1.75%*
Ratio of net investment income to average net assets,
before reimbursement or waiver                                (0.57)%        (0.32)%        (0.86)%         (1.24)%*
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                (0.21)%        (0.32)%        (0.64)%          0.52%*
Portfolio Turnover Rate                                      193.48%        187.41%        176.49%          40.22%*

*    Annualized

(a)  Small Cap Fund commenced operations on January 2, 1996

(b)  Small Cap Asia Growth Fund commenced operations on July 3, 1995

40                                                                            41

                                                              ======================================================================
                                                                                Global Corporate Leaders Fund
                                                              ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                 1998           1997           1996           1995           1994
                                                              ---------------------------------------------------------------------
Net asset value, beginning of period                           $10.59         $11.28         $11.32         $11.17         $13.51
Net investment income (loss)                                     0.99           0.03           0.01           0.09           0.02
Net realized and unrealized gain (loss) from investment
operations                                                       1.02           0.73           1.84           1.10           0.23
Total income (loss) from investment operations                   2.01           0.76           1.85           1.19           0.25
Less distributions:
         Distributions from net investment income               (0.80)         (0.09)         (0.16)         (0.29)          --
         Distributions in excess of net investment income        --             --             --            (0.13)          --
         Distributions from net realized gains                  (2.34)         (1.36)         (1.73)         (0.62)         (2.46)
         Distributions in excess of net realized gains           --             --             --             --            (0.13)
Total distributions                                             (3.14)         (1.45)         (1.89)         (1.04)         (2.59)
Net asset value, end of period                                  $9.46         $10.59         $11.28         $11.32         $11.17
Total return                                                   $19.06%          6.90%         16.43%         10.69%          1.84%

Ratios/Supplemental Data
Net assets, end of period (thousands)                         $17.803        $35,085        $37,223        $53,614        $67,392
Ratio of expenses to average net assets, before
reimbursement or waiver                                          2.12%          1.75%          1.90%          1.67%          1.61%
Ratio of expenses to average net assets, net of
reimbursement or waiver                                          2.12%          1.75%          1.90%          1.67%          1.61%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                  (0.06)%         0.23%          0.11%          0.48%          0.14%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  (0.06)%         0.23%          0.11%          0.48%          0.14%
Portfolio Turnover Rate                                        137.33%        177.48%        128.05%        166.35%         83.40%

                                                           =======================================================================
                                                                                 International Fund
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                               1998           1997           1996           1995           1994
                                                           -----------------------------------------------------------------------
Net asset value, beginning of period                         $10.10         $10.86         $10.60         $10.37         $10.000
Net investment income (loss)                                   0.17           0.07          (0.02)         (0.01)         (0.08)
Net realized and unrealized gain (loss) from investment
operations                                                      174           0.10           1.45           0.61           0.67
Total income (loss) from investment operations                 1.91           0.17           1.43           0.60           0.59
Less distributions:
         Distributions from net investment income             (0.06)         (0.13)         (0.20)          --             --
         Distributions in excess of net investment income      --             --             --            (0.35)          --
         Distributions from net realized gains                (0.34)         (0.80)         (0.97)         (0.02)         (0.10)
         Distributions in excess of net realized gains         --             --             --             --            (0.12)
Total distributions                                           (0.40)         (0.93)         (1.17)         (0.37)         (0.22)
Net asset value, end of period                               $11.61         $10.10         $10.86         $10.60         $10.37
Total return                                                  19.02%          1.61%         13.57%          5.77%          5.87%

Ratios/Supplemental Data
Net assets, end of period (thousands)                       $24,000        $19,949        $18,891        $17,855        $17,843
Ratio of expenses to average net assets, before
reimbursement or waiver                                        2.25%          2.15%          2.45%          2.46%          2.39%
Ratio of expenses to average net assets, net of
reimbursement or waiver                                        1.75%          1.75%          2.45%          2.46%          2.39%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                (0.16)%         0.13%         (0.39)%        (0.12)%        (0.94)%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                 0.35%          0.53%         (0.39)%        (0.12)%        (0.94)%
Portfolio Turnover Rate                                     143,67%         122.56%        113.55%        137.72%        100.10%


42                                                                            43

                                                             =======================================================================
                                                                                       Global Income Fund
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                 1998           1997           1996           1995           1994
                                                             -----------------------------------------------------------------------
Net asset value, beginning of period                           $10.58         $11.22         $10.75          $9.80         $10.95
Net investment income (loss)                                     0.90           1.04           1.01           0.96           0.46
Net realized and unrealized gain (loss) from investment
operations                                                      (0.07)         (0.50)          0.36           0.95          (1.16)
Total income (loss) from investment operations                  (0.83)          0.54           1.37           1.91          (0.70)
Less distributions:
         Distributions from net investment income               (0.87)         (0.91)         (0.86)         (0.96)         (0.45)
         Distributions in excess of net investment income        --             --             --             --             --
         Distributions from net realized gains                  (0.18)         (0.27)         (0.04)          --             --
         Distributions in excess of net realized gains           --             --             --             --             --
Total distributions                                             (1.05)         (1.18)         (0.90)         (0.96)         (0.45)
Net asset value, end of period                                 $10.36         $10.58         $11.22         $10.75          $9.80
Total return                                                     8.21%          5.00%         13.33%         20.10%         (6.52)%

Ratios/Supplemental Data
Net assets, end of period (thousands)                         $36,407        $23,668        $29,110        $12,255        $10,351
Ratio of expenses to average net assets, before
reimbursement or waiver                                          1.89%          2.17%          2.33%          3.07%          1.80%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                   1.50%          1.50%          1.50%          2.75%          1.50%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                  10.99%          8.99%          9.49%          9.48%          4.18%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  11.38%          9.66%         10.32%          9.80%          4.48%
Portfolio Turnover Rate                                         45.26%        117.94%         71.84%        164.72%         10.20%

                                                            ===========================================
                                                                          Russia Fund
                                                            -------------------------------------------
PER SHARE OPERATING PERFORMANCE                                1998            1997           1996(c)
                                                            -------------------------------------------
Net asset value, beginning of period                          $17.50          $11.24         $12.12
Net investment income (loss)                                    0.15           (0.01)         (0.05)
Net realized and unrealized gain (loss) from investment
operations                                                    (14.70)           7.57          (0.51)
Total income (loss) from investment operations                (14.55)           7.56          (0.56)
Less distributions:
         Distributions from net investment income              (0.07)           --             --
         Distributions in excess of net investment income       --              --             --
         Distributions from net realized gains                 (0.24)          (1.30)         (0.32)
         Distributions in excess of net realized gains          --              --             --
Total distributions                                            (0.31)          (1.30)         (0.32)
Net asset value, end of period                                 $2.64%         $17.50         $11.24
Total return                                                  (82.99%)         67.50%         (9.01)%*

Ratios/Supplemental Data
Net assets, end of period (thousands)                        $19.147        $137,873        $13,846
Ratio of expenses to average net assets, before
reimbursement or waiver                                         2.64%         2.89%#        5.07%*#
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  1.84%         1.85%#        2.65%*#
Ratio of net investment income to average net assets,
before reimbursement or waiver                                  0.57%       (1.14)%#      (3.69)%*#
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  1.36%       (0.11)%#      (1.27)%*#
Portfolio Turnover Rate                                        65.76%          66.84%        115.55%

                                                            ==========================================================
                                                                         Worldwide Emerging Markets Fund
                                                            ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                1997            1996            1995            1994
                                                            ----------------------------------------------------------
Net asset value, beginning of period                          $11.49          $10.70          $11.47          $13.96
Net investment income (loss)                                    0.01            --              0.08           (0.01)
Net realized and unrealized gain (loss) from investment
operations                                                     (1.32)           0.79           (0.76)          (1.92)
Total income (loss) from investment operations                 (1.31)           0.79           (0.68)          (1.93)
Less distributions:
         Distributions from net investment income               --              --             (0.08)           --
         Distributions in excess of net investment income       --              --             (0.01)           --
         Distributions from net realized gains                  --              --              --             (0.47)
         Distributions in excess of net realized gains          --              --              --             (0.09)
Total distributions                                             --              --             (0.09)          (0.56)
Net asset value, end of period                                $10.18          $11.49          $10.70          $11.47
Total return                                                  (11.40)%          7.38%          (5.93)%        (13.81)%

Ratios/Supplemental Data
Net assets, end of period (thousands)                       $137,686        $254,673        $265,544        $288,581
Ratio of expenses to average net assets, before
reimbursement or waiver                                         1.82%           1.76%           1.88%           1.65%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  1.82%           1.76%           1.88%           1.65%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                  0.09%          (0.01)%          0.70%          (0.06)%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                  0.09%          (0.01)%          0.70%          (0.06)%
Portfolio Turnover Rate                                       112.05%          86.26%          92.85%          79.56%

*    Annualized

#    (before, or net of) reinbursement or waiver or redemption fee proceeds.

(c) The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.



44                                                                            45

                                                                                      PRECIOUS METALS FUNDS
                                                               ====================================================================
                                                                                            Goldfund
                                                               --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                 1998           1997            1996            1995            1994
                                                               --------------------------------------------------------------------
Net asset value, beginning of period                           $3.24          $5.97           $6.24           $6.37           $6.90
Net investment income (loss)                                    --             --              0.02            --              0.03
Net realized and unrealized gain (loss) from investment
operations                                                     (0.21)         (2.52)           0.50           (0.12)          (0.53)
Total income (loss) from investment operations                 (0.21)         (2.52)           0.52           (0.12)          (0.50)
Less distributions:
         Distributions from net investment income               --            (0.21)          (0.79)          (0.01)          (0.03)
         Distributions in excess of net investment income                                      --              --              --
         Distributions from net realized gains                  --             --              --              --              --
         Distributions in excess of net realized gains          --             --              --              --              --
Total distributions
Net asset value, end of period                                  3.03          $3.24           $5.97           $6.24           $6.37
Total return                                                   (6.39)%       (42.98)%          7.84%          (1.89)%          7.28%

Ratios/Supplemental Data
Net assets, end of period (thousands)                         50.841        $53,707        $109,287        $135,779        $159,435
Ratio of expenses to average net assets,
 before reimbursement or waiver                                 1.74%          1.65%           1.60%           1.70%           1.54%
Ratio of expenses to average net assets,
 net of reimbursement or waiver                                 1.74%          1.65%           1.60%           1.70%           1.54%
Ratio of net investment income to average net assets
, before reimbursement or waiver                                0.08%          0.17%          (0.32)%          0.07%           0.50%
Ratio of net investment income to average net assets,
 net of reimbursement or waiver                                 0.08%          0.17%          (0.32)%          0.07%           0.50%
Portfolio Turnover Rate                                        28.93%         38.32%          31.04%          40.41%          23.77%

                                                                                      PRECIOUS METALS FUNDS
                                                            =======================================================================
                                                                                            Silver Fund
                                                            -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                 1998(d)     1998(e)      1997(e)     1996(e)     1995(e)   1994(e)
                                                            -----------------------------------------------------------------------
Net asset value, beginning of period                           $3.26       $3.95        $4.46       $4.00       $3.92     $3.52
Net investment income (loss)                                   (0.01)      (0.02)       (0.04)      (0.03)      (0.03)    (0.02)
Net realized and unrealized gain (loss) from investment
operations                                                     (0.52)      (0.66)       (0.43)       0.51        0.11      0.42
Total income (loss) from investment operations                 (0.53)      (0.68)       (0.47)       0.48        0.08      0.04
Less distributions:
         Distributions from net investment income               --          --           --          --          --        --
         Distributions in excess of net investment income       --         (0.01)       (0.04)      (0.02)       --        --
         Distributions from net realized gains                  --          --           --          --          --        --
         Distributions in excess of net realized gains          --          --           --          --          --        --
Total distributions
Net asset value, end of period                                 $2.73       $3.26        $3.95       $4.46       $4.00     $3.92
Total return                                                  (16.26)%*   (17.32)%     (10.76)%     12.02%       2.04%    11.36%

Ratios/Supplemental Data
Net assets, end of period (thousands)                        $25,560     $34,921      $42,035     $73,945     $65,517   $49,499
Ratio of expenses to average net assets,
 before reimbursement or waiver                                 2.37%*      1.90%        1.96%       1.73%       1.82%     1.84%
Ratio of expenses to average net assets,
 net of reimbursement or waiver                                 2.37%*      1.90%        1.96%       1.73%       1.82%     1.84%
Ratio of net investment income to average net assets
, before reimbursement or waiver                               (0.61)%*    (0.54)%      (0.78)%     (0.72)%     (0.83)%   (0.82)%
Ratio of net investment income to average net assets,
 net of reimbursement or waiver                                (0.61)%*    (0.54)%      (0.78)%     (0.72)%     (0.83)%   (0.82)%
Portfolio Turnover Rate                                         5.68%*     28.78%       18.76%      44.30%      44.22%     5.28%

*    Annualized

(d) Six month period ended December 31, 1998. The Fund changed its fiscal year-end from June 30th to December 31st.

(e)  Fiscal year-end June 30th.


46                                                                            47

                                                                                     FIXED INCOME FUNDS AND
                                                            ======================================================================
                                                                                        GNMA Income Fund
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                  1998          1997            1996            1995          1994
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period                            $8.40         $8.12           $8.19           $7.60         $8.32
Net investment income (loss)                                     0.48          0.51            0.53            0.58          0.55
Net realized and unrealized gain (loss) from investment
operations                                                       0.13          0.29           (0.08)           0.59         (0.72)
Total income (loss) from investment operations                   0.61          0.80            0.45            1.17         (0.17)
Less distributions:
         Distributions from net investment income               (0.48)        (0.52)          (0.52)          (0.58)        (0.55)
         Distributions in excess of net investment income        --            --              --              --            --
         Distributions from net realized gains                   --            --              --              --            --
         Distributions in excess of net realized gains           --            --              --              --            --
Total distributions                                             (0.48)        (0.52)          (0.52)          (0.58)        (0.55)
Net asset value, end of period                                  $8.53         $8.40           $8.12           $8.19         $7.60
Total return                                                     7.52%        10.20%           5.71%          15.91%        (2.07)%

Ratios/Supplemental Data
Net assets, end of period (thousands)                        $273.591      $158,071        $133,777        $130,681      $132,108
Ratio of expenses to average net assets,
before reimbursement or waiver                                   1.01%         1.01%           1.05%           1.01%         0.98%
Ratio of expenses to average net assets,
net of  reimbursement or waiver                                  1.01%         1.01%           1.05%           1.01%         0.98%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                   5.85%         6.28%           6.56%           7.10%         6.90%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                   5.85%         6.28%           6.56%           7.10%         6.90%
Portfolio Turnover Rate                                         54.47%       134.28%         128.76%          30.69%        37.15%

                                                                                       MONEY MARKET FUNDS
                                                            ======================================================================
                                                                                       Money Market Trust
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                                  1998          1997            1996            1995          1994
                                                            ----------------------------------------------------------------------
Net asset value, beginning of period                             $100         $1.00           $1.00           $1.00         $1.00
Net investment income (loss)                                   0.0455        0.0458          0.0441          0.0495        0.0330
Net realized and unrealized gain (loss) from investment
operations                                                       --            --              --              --            --
Total income (loss) from investment operations                 0.0455        0.0458          0.0441          0.0495        0.0330
Less distributions:
         Distributions from net investment income               0.455        0.0458          0.0441          0.0495        0.0330
         Distributions in excess of net investment income        --            --              --              --            --
         Distributions from net realized gains                   --            --              --              --            --
         Distributions in excess of net realized gains           --            --              --              --            --
Total distributions                                            0.0455        0.0458          0.0441          0.0495        0.0330
Net asset value, end of period                                   $100         $1.00           $1.00           $1.00         $1.00
Total return                                                     4.65%         4.68%           4.50%           5.06%         3.35%

Ratios/Supplemental Data
Net assets, end of period (thousands)                         $87,488       $95,149         $97,526         $88,786      $111,805
Ratio of expenses to average net assets,
before reimbursement or waiver                                   1.05%         1.04%           1.04%           1.08%         1.02%
Ratio of expenses to average net assets,
net of  reimbursement or waiver                                  1.00%         1.00%           1.00%           1.00%         1.00%
Ratio of net investment income to average net assets,
before reimbursement or waiver                                   4.51%         4.55%           4.37%           4.87%         3.30%
Ratio of net investment income to average net assets,
net of reimbursement or waiver                                   4.56%         4.58%           4.41%           4.95%         3.32%
Portfolio Turnover Rate                                          --            --              --              --            --


48                                                                            49

Statement of Additional Information

The  Statement  of  Additional   Information  (SAI)  provides  a  more  complete
discussion about the Lexington Funds and is incorporated by reference, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports

The annual and semi-annual reports to shareholders have more information about each Lexington Fund's investments, including a discussion about the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Reviewing or Obtaining Additional Information You may obtain a copy of the SAI and the annual and semi-annual reports (free of charge) by contacting a broker-dealer or other financial intermediaries that sell the Fund's shares or by writing or calling:

                  THE LEXINGTON FUNDS
                  P.O. Box 1515
                  Park 80 West Plaza Two
                  Saddle Brook, New Jersey  07663
                  Attn: Shareholder Services
                  Tel: (800) 526-0056 or (201) 845-7300.

You may also obtain a copy of the SAI and the annual and semi-annual reports (for a fee) by contacting the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C., telephone 800-SEC-0330. You may also obtain this information by visiting the SEC's Worldwide Website at http://www.sec.gov.

Investment Company Act File No. 811-_______.

                           LEXINGTON SILVER FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

     This Statement of Additional Information which is not a prospectus, should be read in conjunction with the current prospectus of Lexington Silver Fund, (the "Fund"), dated May 1, 1999, and as it may be revised from time to time To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at P.O. Box 1515/Park 80 West - Plaza Two, Saddle Brook, New Jersey 07663 or call the following toll-free numbers:

                    Shareholder Services Information:      1-800-526-0056
                                   Sales Information:      1-800-367-9160
                         24-Hour Account Information:      1-800-526-0052

     Lexington Management Corporation ("LMC") is the Fund's investment adviser. Lexington Funds Distributor, Inc. ("LFD") is the Fund's distributor.

                                TABLE OF CONTENTS

                                                                            PAGE

Investment Restrictions ..................................................     2
Investment Adviser, Distributor and Administrator ........................     3
Portfolio Turnover and Brokerage Commissions .............................     4
Tax Sheltered Retirement Plans ...........................................     5
Dividends, Distribution and Reinvestment Policy ..........................     5
Tax Matters ..............................................................     5
Performance Calculation ..................................................    10
Independent Auditors .....................................................    11
Custodians, Transfer Agent and Dividend Disbursing Agent .................    11
Management of the Fund ...................................................    11
Shareholder Reports ......................................................    15
Financial Statements .....................................................    16

                             INVESTMENT RESTRICTIONS

     The Fund's investment objective, as described under "Investment Objective and Policies" in the Fund's prospectus, and the following investment restrictions are matters or fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

          (1) At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business for more than three years.

          (2) At the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer counted for the purposes of this calculation only if the value of thereof is not greater than 5% of the value of the Fund's total assets, and
     (ii) not more than 25% of its total assets be invested in securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

          (3) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

          (4) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts. Transactions in which silver bullion is taken in payment of principal, interest or both or a debt instrument and where the Fund disposes of the silver bullion for cash will not be subject to this restriction.

          (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities or bullion provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

          (6) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its silver or portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

          (7) The Fund will not issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except that
     (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

          (8) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended (the "1933 Act").

     In addition to the above fundamental restrictions, the Fund has undertaken the following nonfundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

          (1) The Fund will not invest more than 15% of its total net assets at market value in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

          (2) The Fund will not invest for the purpose of exercising control over management of any company.

          (3) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the Fund's total assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

          (4) The Fund will not issue its securities for any considerations other than cash or securities except as a dividend or distribution in connection with a reorganization.

          (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

          (6) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

          (7) The Fund will not write, purchase or sell puts, calls on underlying securities. However, the Fund may invest up to 15% of the value of its total assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                INVESTMENT ADVISER, DISTRIBUTOR AND ADMINISTRATOR

     LMC, P.O. Box 1515/Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663, is the investment adviser to the Fund, and, as such, advises and makes recommendations to the Fund with respect to its investments and investment policies.

     Under the terms of the investment advisory agreement, LMC also pays the Fund's expenses for office rent, utilities, telephone, furniture and supplies utilized for the Fund's principal office and the salaries and payroll expenses of officers and directors of the Fund who are employees of LMC or its affiliates in carrying out its duties under the investment advisory agreement. The Fund pays all its other expenses, including custodian and transfer agent fees, legal and registration fees, audit fees, printing of prospectuses, shareholder reports and communications required for regulatory purposes or for distribution to existing shareholders, computation of net asset value, mailing of shareholder reports and communications, portfolio brokerage, taxes and independent directors' fees, and furnishes LFD at printers overrun cost, such copies of its prospectus, annual, semi-annual and other reports and shareholder communications as may be reasonably required for sales purposes.

     LMC is paid an investment advisory fee at the annual rate of 1.00% of the first $30 million of the average daily net assets of the Fund and 0.75% of the average daily net assets of the Fund in excess of $30 million. LMC has agreed to reduce its management fee, if necessary, to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. Total annual operating expenses may also be subject to state blue sky regulations. LMC may terminate this voluntary reduction at any time. Brokerage fees and commissions, taxes, interest and extraordinary expenses are not deemed to be expenses of the Fund for such reimbursement. No reimbursement was required for the year ended December 30, 1998.

     LMC's services are provided and its fee is paid pursuant to an investment advisory agreement, dated December 13, 1991 which will automatically terminate if assigned and which may be terminated by either party upon 60 days notice. The terms of the agreement and any renewal thereof must be approved annually by a majority of the Fund's Board of Directors, including a majority of directors who are not parties to the agreement or "interested persons" of such parties, as such term is defined under the 1940 Act.

     For the fiscal years ended December 31, 1998, June 30, 1998, and June 30, 1997, LMC earned investment advisory fees of ________, $388,784, and $462,896, respectively, and there were no fee reductions.

     LMC also acts as administrator to the Fund and performs certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparation of financial information for semi-annual and annual reports, preparing registration statements, calculating net asset values, shareholder communications and supervision of the custodian, transfer agent and provides facilities for such services. The Fund shall reimburse LMC for its actual cost in providing such services, facilities and expenses.

     LFD serves as distributor for Fund shares under a distribution agreement which is subject to annual approval by a majority of the Fund's Board of Directors, including a majority of directors who are not "interested persons." For the Fund's fiscal years ended June 30, 1998, 1997, and 1996, LFD collected front-end sales loads from the Fund in the amount of (in thousands) $119.3, $57 and $1,213.9, respectively, in underwriting commissions, and retained (in thousands) $49.4, $24 and $188.7, respectively. During the fiscal year ended June 30, 1998, LFD received no other commissions or compensation from the Fund either directly or indirectly.

     LMC is a wholly owned subsidiary of Lexington Global Asset Managers, Inc., a publicly traded corporation. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.

     Of the directors, officers or employees ("affiliated persons") of the Fund, Messrs. Corniotes, DeMichele, Faust, Hisey, Kantor, Lavery, and Vail and Mmes. Carnicelli, Carr-Waldron, Curcio, DiFalco, Gilfillan, Lederer, and Mosca (see "Management of the Fund"), may also be deemed affiliates of LMC by virtue of being officers, directors or employees thereof. As of February 19, 1999 all officers and directors of the Fund as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.

                  PORTFOLIO TURNOVER AND BROKERAGE COMMISSIONS

     As a general matter, purchases and sales of portfolio securities by the Fund are placed by LMC with brokers and dealers who in its opinion will provide the Fund with the best combination of price (inclusive of brokerage commissions) and execution for its orders. However, pursuant to the Fund's investment advisory agreement, management consideration may be given in the selection of broker-dealers to research provided and payment may be made of a commission higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities and Exchange Act of 1934 are met. Section 28(e) of the Securities and Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion."

     Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to LMC and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by LMC or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to LMC in carrying out its obligations to the Fund.

     As a general matter, it is the Fund's policy to execute in the U.S. all transactions with respect to securities traded in the U.S. Over-the-counter purchases and sales are normally made with principal market makers, except where, in the opinion of management, the best executions are available elsewhere.

     In addition, the Fund may from time to time allocate brokerage commissions to firms which furnish research and statistical information to LMC or which render to the Fund services which LMC is not required to provide. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. No formula has been established for the allocation of business to such brokers.

     The brokerage commissions paid and portfolio turnover rates are as follows:

  FISCAL YEAR ENDED             TOTAL BROKERAGE            PORTFOLIO TURNOVER
       JUNE 30                  COMMISSION PAID                   RATE
   --------------               --------------               --------------
       1996                        $145,681                        44.30%
       1997                         111,983                        18.76%
       1998                          62,713                        28.78%

                         TAX SHELTERED RETIREMENT PLANS

     The Fund makes available a variety of Prototype Pension and Profit Sharing Plans including a 401(k) Salary Reduction Plan and a 403(b)(7) Plan. Plan support services are available by contacting the Shareholder Services Department of LMC at 1-800-526-0056.

     INDIVIDUAL RETIREMENT ACCOUNT (IRA): Individuals who have earned income may make tax deductible contributions to their own Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. Married investors filing a joint return neither of whom is an active participant in an employer sponsored retirement plan, or who have an adjusted gross income of $40,000 or less ($25,000 or less for single taxpayers) may continue to make a $2,000 ($2,250 for spousal IRAs) annual deductible IRA contribution. For adjusted gross income above $40,000 ($25,000 for single taxpayers), the IRA deduction limit is generally phased out ratably over the next $10,000 of adjusted gross income, subject to a minimum $200 deductible contribution. Investors who are not able to deduct a full $2,000 ($2,250 spousal) IRA contribution because of the limitations may make a nondeductible contribution to their IRA to the extent a deductible contribution is not allowed. Federal income tax on accumulations earned on nondeductible contributions is deferred until such time as these amounts are deemed distributed to an investor. Rollovers are also permitted under the Plan. The disclosure statement required by the Internal Revenue Service to be furnished to individuals who are considering adopting an IRA may be obtained from the Fund.

     SELF-EMPLOYED RETIREMENT PLAN (HR-10): Self-employed individuals may make tax deductible contributions to a prototype defined contribution pension plan or profit sharing plan. There are, however, a number of special rules which apply when self-employed individuals participate in such plans. Currently purchase payments under a self-employed plan are deductible only to the extent of the lesser of (i) $30,000 or (ii) 25% of the individuals earned annual income as defined in the Code (15% in the case of a profit-sharing plan) and in applying these limitations not more than $160,000 of "earned income" may be taken into account generally determined after deductions of the contributions to the plan and one half of the SECA tax for the year.

     CORPORATE PENSION AND PROFIT SHARING PLANS: The Fund makes available a Prototype Defined Contribution Pension Plan and a Prototype Profit Sharing Plan.

     All purchases and redemptions of Fund shares pursuant to any one of the Fund's tax sheltered plans must be carried out in accordance with the provisions of the Plan. Accordingly, all plan documents should be reviewed carefully before adopting or enrolling in the plan. Investors should especially note that a penalty tax of 10% may be imposed by the IRS on early withdrawals under corporate, Keogh or IRA plans. It is recommended by the IRS that an investor consult a tax adviser before investing in the Fund through any of these plans.

     An investor participating in any of the Fund's special plans has no obligation to continue to invest in the Fund and may terminate the plan with the Fund at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by LMC, the cost of the plans generally is borne by the Fund; however, each IRA Plan account is subject to an annual maintenance fee of $12.00 charged by State Street Bank and Trust Company (the "Agent").

                 DIVIDENDS, DISTRIBUTION AND REINVESTMENT POLICY

     The Fund intends to pay dividends semi-annually from investment income as declared by its Board of Directors. The Fund intends to declare or distribute a dividend from capital gain income, if any, in December in order to avoid the imposition of a 4% federal excise tax.

     Any dividends and distribution payments will be reinvested at net asset value, without sales charge, in additional full and fractional shares of the Fund unless and until the shareholder notifies the Agent in writing requesting payments in cash. This request must be received by the Agent at least seven days before the dividend record date. Upon receipt by the Agent of such written notice, all further payments will be made in cash until written notice to the contrary is received. A record of shares owned by each shareholder will be maintained by the Agent. These accounts will have the rights of other shareholders with respect to shares so registered (see "How to Purchase Shares -- The Open Account" in the Prospectus).

                                   TAX MATTERS

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

     If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such future years. As of June 30, 1998, the Fund had capital loss carryforwards of approximately $1,254,382, $3,106,844, $954,860, $1,911,797, $1,327,486, $1,756,775 and $479,351, which expire in 1999, 2000,
2001, 2002, 2003, 2005, and 2006, respectively. Under Code Sections 382 and 383, if the Fund has an "ownership change," then the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for October, 1998 is 5.02%). The Fund will use its best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of the Fund, there can be no assurance that it will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

     In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

     Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during the year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

     The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

     Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

     Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

     In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (a call or a put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

     The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

     The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

     Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code section 246(c)(3) and
(4) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. The 46-day holding period must be satisfied during the 90-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 180-day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

     Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

     Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

     Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

     Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain or unrealized appreciation in the value of assets held by the Fund distributions of such amounts to the shareholder will be taxable in the manner described above, although economically they constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on a sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     If a shareholder  (i) incurs a sales load in acquiring  shares of the Fund,
(ii)  disposes  of such shares  less than 91 days after they are  acquired,  and
(iii) subsequently acquires shares of the Fund or another fund at a reduced sales load on account of the shares disposed of, then the original sales load (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends, and any gains realized upon a sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

     In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate) unless the shareholder furnishes the Fund with proper notification of its foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

     Rules of state and local taxation of ordinary income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

                             PERFORMANCE CALCULATION

     For the purpose of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC rules"), funds advertising performance must include total return quotes calculated according to the following formula:

(1T)n  = ERV
Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years (1, 5 or 10)
      ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 or 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

     The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., or with the performance of the Standard and Poor's 500 Stock Index or the Dow Jones Industrial Average, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     Prior to January 1992, the Fund was managed by a different investment adviser. The total return which includes the maximum sales charge of 5.75% for the one year, five year and since commencement (1/2/92) period ended December 31, 1998 is as follows:

                                                              AVERAGE ANNUAL
               PERIOD                                          TOTAL RETURN
               ------                                          -------------
      1 year ended December 31, 1998 .......................     -33.74%
      5 years ended December 31, 1998 ......................      -8.47%
      Since commencement (1/2/92) period December 31, 1998 .       0.10%


                               SHAREHOLDER REPORTS
    Shareholders will receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders will receive annual financial statements audited by KPMG LLP, the Fund's independent auditors.


            CUSTODIANS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Chase Manhattan Bank N.A., 1211 Avenue of the Americas, New York, New York 10036, has been retained to act as Custodian for the Fund's investments and assets. In addition, the Fund and Chase Manhattan Bank, N.A. may appoint foreign banks and foreign securities depositories which qualify as eligible foreign sub-custodians under the rules adopted by the Securities and Exchange Commission.

     State  Street  Bank  and  Trust  Company  225  Franklin   Street,   Boston,
Massachusetts 02110 has also been retained to act as the transfer agent and dividend disbursing agent for the Fund.

     Neither Chase Manhattan Bank, N.A. nor State Street Bank and Trust Company have any part in determining the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund or in the declaration of dividends and distributions.

                             MANAGEMENT OF THE FUND

     The Directors and executive officers of the Fund and their principal occupations are set forth below:

+S.M.S.  CHADHA  (61),  Director.  3/16  Shanti  Niketan,  New Delhi 21,  India.
     Secretary, Ministry of External Affairs, New Delhi, India; Head of Foreign Service Institute, New Delhi, India; Special Envoy of the Government of India; Director, Special Unit for Technical Cooperation among Developing Countries, United Nations Development Program, New York.

*+ROBERT M. DEMICHELE (53),  President and Chairman of the Board. P.O. Box 1515,
     Saddle Brook, N.J. 07663. Chairman and Chief Executive Officer, Lexington Management Corporation; Chairman and Chief Executive Officer, Lexington Funds Distributor, Inc.; President and Director, Lexington Global Asset Managers, Inc.; Director, Chartwell Re Corporation; Director, Unione Italiana Reinsurance; Vice Chairman of the Board of Trustees, Union
     College; Director, The Navigator's Insurance Group, Inc.; Chairman, Lexington Capital Management, Inc.; Chairman LCM Financial Services, Inc.; Director, Vanguard Cellular Systems, Inc.; Chairman of the Board, Market Systems Research, Inc. and Market Systems Research Advisors, Inc. (registered investment advisers); Trustee, Smith Richardson Foundation.

+BEVERLEY C. DUER (69),  Director.  340 East 72nd Street,  New York, N.Y. 10021.
     Private Investor. Formerly, Manager of
     Operations Research Department, CPC International, Inc.

*+BARBARA R. EVANS (38),  Director.  5 Fernwood Road Summit, N.J. 07901. Private
     Investor. Prior to May 1989, Assistant Vice President and Securities Analyst, Lexington Management Corporation.

*+RICHARD M. HISEY (39),  Vice  President and Treasurer.  P.O. Box 1515,  Saddle
    Brook, N.J. 07663. Chief Financial Officer, Managing Director and Director, Lexington Management Corporation; Chief Financial Officer, Vice President and Director, Lexington Funds Distributor, Inc.; Chief Financial Officer, Market Systems Research Advisors, Inc.; Executive Vice President, General Manager - Mutual Funds and Chief Financial Officer, Lexington Global Asset Managers, Inc.

+JERARD F.  MAHER  (52),  Director.  300  Raritan  Center  Parkway,  Edison,  NJ
     08818-7815. General Counsel, Federal Business Centers; Counsel, Ribis, Graham & Curtin; Trustee, Lexington Convertible Fund since 1986.

+ANDREW M. McCOSH (57), Director.  12 Wyvern Park, Edinburgh EH 92 JY, Scotland,
     U.K. Professor of the Organisation of Industry and Commerce, Department of Business Studies, The University of Edinburgh, Scotland.

+DONALD B. MILLER (72), Director. 10725 Quail Covey Road, Boynton Beach, Florida
     33436. Chairman, Horizon Media, Inc.; Trustee Galaxy Funds; Director, Maguire Group of Connecticut; prior to January 1989, President, Director and C.E.O., Media General Broadcast Services (advertising firm).

+JOHN G. PRESTON  (66),  Director.  3 Woodfield  Road,  Wellesley, Massachusetts
     02181.   Associate   Professor   of  Finance,   Boston   College,   Boston,
     Massachusetts.

*+JAMES A. VAIL,  C.F.A.  (53), Vice President and Portfolio  Manager.  P.O. Box
     1515, Saddle Brook, N.J. 07663. Vice President, Lexington Management Corporation. Prior to April 1991, Senior Investment Analyst, Beacon Trust Company.

*+LISA CURCIO (38), Vice President and Secretary.  P.O. Box 1515,  Saddle Brook,
     N.J. 07663. Senior Vice President and Secretary, Lexington Management Corporation; Vice President and Secretary, Lexington Funds Distributor, Inc.; Secretary, Lexington Global Asset Managers, Inc.

*+RICHARD M. HISEY (39),  Vice  President and Treasurer.  P.O. Box 1515,  Saddle
    Brook, N.J. 07663. Chief Financial Officer, Managing Director and Director, Lexington Management Corporation; Chief Financial Officer, Vice President and Director, Lexington Funds Distributor, Inc.; Chief Financial Officer, Market Systems Research Advisors, Inc.; Executive Vice President, General Manager - Mutual Funds and Chief Financial Officer, Lexington Global Asset Managers, Inc.

*+RICHARD J. LAVERY (44), CLU ChFC, Vice President. P.O. Box 1515, Saddle Brook,
     N.J. 07663. Senior Vice President, Lexington Management Corporation; Vice President, Lexington Funds Distributor, Inc.

*+JANICE A. CARNICELLI (39), Vice President.  P.O. Box 1515,  Saddle Brook, N.J.
     07663.

*+CHRISTIE CARR-WALDRON (31), Assistant Treasurer.  P.O. Box 1515, Saddle Brook,
     N.J. 07663. Treasurer, Lexington Troika Dialog Russia Fund, Inc. Prior to October 1992, Senior Accountant, KPMG Peat Marwick LLP.

*+CATHERINE R. DiFALCO (29), Assistant  Treasurer.  P.O. Box 1515, Saddle Brook,
     N.J. 07663. Prior to October 1997, Manager of Fund Accounting, Lexington Group of Investment Companies.

*+SIOBHAN GILFILLAN (35), Assistant Treasurer. P.O. Box 1515, Saddle Brook, N.J.
     07663.

*+JOAN K. LEDERER (32), Assistant  Treasurer.  P.O. Box 1515, Saddle Brook, N.J.
     07663. Prior to April 1997, Director of Investment Accounting, Diversified Investment Advisors,Inc. Prior toApril 1996, Assistant Vice President, PIMCO.

*+SHERI MOSCA (34),  Assistant  Treasurer.  P.O. Box 1515,  Saddle  Brook,  N.J.
     07663. Prior to September 1990, Fund Accounting Manager, Lexington Group of Investment Companies.

*+PETER CORNIOTES (36), Assistant  Secretary.  P.O. Box 1515, Saddle Brook, N.J.
     07663.  Vice  President  and  Assistant  Secretary,   Lexington  Management
     Corporation. Assistant Secretary, Lexington Funds Distributor, Inc.

*+ENRIQUE J. FAUST (38), Assistant Secretary.  P.O. Box 1515, Saddle Brook, N.J.
     07663. Prior to March 1994, Blue Sky Compliance Coordinator, Lexington Management Corporation.

  *"Interested person" and/or "Affiliated person" of LMC as  defined in the 1940
    Act.

   +Messrs. Chadha, Corniotes, DeMichele, Duer, Faust, Hisey, Kantor, Lavery, Maher, McCosh, Miller, Preston and Vail and Mmes. Carnicelli, Carr-Waldron, Curcio, DiFalco, Evans, Gilfillan, Lederer and Mosca hold similar offices with some or all of the other investment companies advised and/or distributed by LMC and LFD.

            REMUNERATION OF DIRECTORS AND CERTAIN EXECUTIVE OFFICERS

     Each Director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each Director who is not an affiliate of LMC is compensated for his or her services according to a fee schedule which recognizes the fact that each Director also serves as a Director (or Trustee) of other investment companies advised by LMC. Each Director receives a fee, allocated among all investment companies for which the Director serves. Effective September 12, 1995 each Director receives annual compensation of $24,000. Prior to September 12, 1995, the Directors who were not employed by the Fund or its affiliates received annual compensation of $16,000.

     Set forth below is information regarding compensation paid or accrued for the fiscal year ended December 31, 1998 for each Director.



-----------------------------------------------------------------------------------------------------
                           Aggregate           Total Compensation From       Number of Directorships
   Name of Director  Compensation from Fund     Fund and Fund Complex            in Fund Complex
-----------------------------------------------------------------------------------------------------
 S.M.S. Chadha              $1,712                     $27,068                          15
-----------------------------------------------------------------------------------------------------
 Robert M. DeMichele           0                         $0                             16
-----------------------------------------------------------------------------------------------------
 Beverley C. Duer           $2,045                     $35,518                          16
-----------------------------------------------------------------------------------------------------
 Barbara R. Evans              0                          0                             15
-----------------------------------------------------------------------------------------------------
 Lawrence Kantor               0                          0                             15
-----------------------------------------------------------------------------------------------------
 Jerard F. Maher            $1,712                     $30,518                          16
-----------------------------------------------------------------------------------------------------
 Andrew M. McCosh           $1,712                     $27,818                          15
-----------------------------------------------------------------------------------------------------
 Donald B. Miller           $1,712                     $27,818                          15
-----------------------------------------------------------------------------------------------------
 Francis Olmsted*           $1,400                     $16,800                         N/A
-----------------------------------------------------------------------------------------------------
 John G. Preston            $1,712                     $27,818                          15
-----------------------------------------------------------------------------------------------------
 Margaret W. Russell*       $1,456                     $23,228                          15
-----------------------------------------------------------------------------------------------------
 Philip C. Smith*           $1,280                     $19,200                         N/A
-----------------------------------------------------------------------------------------------------
 Francis A. Sunderland*     $1,200                     $16,800                         N/A
-----------------------------------------------------------------------------------------------------

*Retired

RETIREMENT PLAN FOR ELIGIBLE DIRECTORS

     Effective September 12, 1995, the Directors instituted a Retirement Plan for Eligible Directors (the "Plan") pursuant to which each Director (who is not an employee of any of the funds managed by LMC, LMC, the administrator or LFD or any of their affiliates) may be entitled to certain benefits upon retirement from the Board. Pursuant to the Plan, the normal retirement date is the date on which the eligible Director has attained age 65 and has completed at least ten years of continuous and non-forfeited service with one or more of the investment companies advised by LMC (or its affiliates) (collectively, the "Covered Funds"). Each eligible Director is entitled to receive from the Covered Fund an annual benefit commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of his compensation multiplied by the number of such Director's years of service (not in excess of 15 years) completed with respect to any of the Covered Funds. Such benefit is payable to each eligible Director in quarterly installments for ten years following the date of retirement or the life of the Director. The Plan establishes age 72 as a mandatory retirement age for Directors; however, Directors serving the Covered Funds as of September 12, 1995 are not subject to such mandatory retirement. Directors serving the Covered Funds as of September 12, 1995 who elect retirement under the Plan prior to September 12, 1996 will receive an annual retirement benefit at any increased compensation level if compensation is increased prior to September 12, 1997 and receive spousal benefits (i.e., in the event the Director dies prior to receiving full benefits under the Plan, the Director's spouse (if any) will be entitled to receive the retirement benefit within the 10 year period.)

     Retiring Directors will be eligible to serve as Honorary Directors for one year after retirement and will be entitled to be reimbursed for travel expenses to attend a maximum of two meetings.

    Set forth in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of December 31, 1998, the estimated credited years of service for Directors Chadha, Duer, Maher, McCosh, Miller and Preston are 3, 20, 3, 3, 24 and 20, respectively.

                  HIGHEST ANNUAL COMPENSATION PAID BY ALL FUNDS

                                $20,000              $25,000               $30,000               $35,000
        YEARS OF
         SERVICE                                ESTIMATED ANNUAL BENEFIT UPON RETIREMENT
           15                   $15,000              $18,750               $22,500               $26,250
           14                    14,000               17,500                21,000                24,500
           13                    13,000               16,250                19,500                22,750
           12                    12,000               15,000                18,000                21,000
           11                    11,000               13,750                16,500                19,250
           10                    10,000               12,500                15,000                17,500


 [1998 Audited Financial Statements and Auditor's Report to be inserted here.]

PART C.     OTHER INFORMATION
-------     -----------------
Item 24.  Financial Statements and Exhibits - List
          ----------------------------------------
The Annual Report for the year ending December 31, 1998 was filed electronically on February 26, 1999 (as form type N-30D). Financial Statements from this 1998 Annual Report have been included in the Statement of Additional Information.

                                                 Page in the
    (a)   Financial statements:       Statement of Additional Information
          --------------------        -----------------------------------
          Report of Independent Auditors             14
          dated February 8, 1999

          Statement of Net Assets (Including         15-16
          the Portfolio of Investments) as of
          December 31, 1998 (1)

          Statement of Assets and Liabilities        17
          as of December 31, 1998

          Statement of Operations for the year       18
          ended December 31, 1998 (2)

          Statements of Changes in Net Assets for    18
          the years ended December 31, 1998 and 1997

          Notes to Financial Statements              19-21

          Schedules II-VII and other Financial Statements, for which provisions are made in the applicable accounting regulations of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto.

          (1) Includes the information required by Schedule I.

          (2) Includes the information required by the Statement of Realized Gain or Loss on Investments

ITEM 24. Financial Statements and Exhibits - List
         ----------------------------------------
(b) Exhibits:

1.     Articles of Incorporation - Filed electronically
       10/27/95 - Incorporated by reference

2.     By-Laws - Filed electronically 10/27/95 - Incorporated
                                                 by reference
3.     Not Applicable

4.     Rights of Holders - Filed electronically on October 28,
       1997 - Incorporated by reference

5.     Investment Advisory Agreement between Registrant and
       Lexington Management Corporation - Filed electronically
       10/27/95 - Incorporated by reference

6.     Distribution Agreement between Registrant and Lexington
       Funds Distributor, Inc. - Filed electronically 10/27/95 -
       Incorporated  by reference

7. Retirement Plan for Eligible Directors - Filed electronically on October 28, 1997 - Incorporated by reference

8.     Custodian Agreement between Registrant and Chase Manhattan
       Bank, N. A. - Filed electronically 10/27/95 - Incorporated by reference

9a.    Transfer Agency Agreement between Registrant and State
       Street Bank and Trust Company - Filed electronically 10/27/95
       - Incorporated by reference

9b. Form of Administrative Services Agreement between Registrant and Lexington Management Corporation -- Filed electronically 10/27/95 - Incorporated by reference

10. Opinion of Counsel as to Legality of Securities being registered - Filed electronically on 10/28/97 - Incorporated by reference

11.    Consents
       (a) Consent of Counsel                          Filed electronically
       (b) Consent of Independent Auditors             Filed electronically

12.    Not Applicable

13.    Not Applicable

14.    Model Retirement Plans - Filed electronically 10/27/95
       - Incorporated by reference

15.    Not Applicable

16.    Performance Calculation - Filed electronically on
       10/28/97 - Incorporated by reference

17.    Financial Data Schedule                        Filed electronically

Item 25. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
  Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

  None.


Item 26. Number of Holders of Securities
         -------------------------------
  State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

  The following information is given as of February 19, 1999:

  Title of Class                               Number of Record Holders
  --------------                               ------------------------
  Capital Stock                                         3,293
  ($0.001 par value)


Item 27. Indemnification
         ---------------
  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

  Under the terms of the Maryland General Corporation Law and the Company's By-Laws, the Company may indemnify any person who was or is a director, officer or employee of the Company to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that Company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Directors, by a majority vote of a quorum which consists of directors who are neither "interested persons" of Company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or
(ii) if the required quorum is not obtainable or if a quorum of such directors so directs by independent legal counsel in a written opinion. No indemnification will be provided by the Company to any director or officer of the Company of any liability to the Company or Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------
  Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

  See Prospectus Part A and Statement of Additional Information Part B ("Management of the Fund").


Item 29. Principal Underwriters
         ----------------------
  (a)    Lexington Money Market Trust
         Lexington Growth and Income Fund, Inc.
         Lexington Worldwide Emerging Markets Fund, Inc.
         Lexington GNMA Income Fund, Inc.
         Lexington Global Income Fund
         Lexington Goldfund, Inc.
         Lexington Global Corporate Leaders Fund, Inc.
         Lexington Corporate Leaders Trust Fund
         Lexington Natural Resources Trust
         Lexington Strategic Investments Fund, Inc.
         Lexington Silver Fund, Inc.
         Lexington International Fund, Inc.
         Lexington Convertible Securities Fund
         Lexington Emerging Markets Fund, Inc.
         Lexington Crosby Small Cap Asia Growth Fund,Inc.
         Lexington SmallCap Fund, Inc.
         Lexington Troika Dialog Russia Fund, Inc.

29 (b)

                        Position and Offices         Position and
Name and Principal          with Principal           Offices with
Business Address            Underwriter              Registrant
----------------        ---------------------        -------------
Peter Corniotes*        Assistant Secretary           Asst. Secretary

Lisa A. Curcio*         Vice President and            Vice President
                        Secretary                     and Secretary

Robert M. DeMichele*    Chief Executive Officer       Chairman of the
                        and Chairman                  Board and President

Richard M. Hisey*       Chief Financial Officer,      Vice President and
                        Managing Director & Director  Chief Financial Officer

Lawrence Kantor*        Executive Vice President,     Director &
                        Managing Director & Director  Vice President

Richard Lavery*         Vice President                Vice President

Janice McInerney*       Assistant Treasurer           None



(c)
Not Applicable.

*P.O. Box 1515
 Saddle Brook, New Jersey  07663

Item 30.    Location of Accounts and Records
            --------------------------------
     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     The Registrant, Lexington Silver Fund, Inc., Park 80
West - Plaza Two, Saddle Brook, New Jersey 07663 will maintain physical possession of such of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York 10036, or Transfer Agent, State Street Bank and Trust Company, c/o National Financial Data Services, City Center Square, 1100 Main, Kansas City, Missouri 64105.

Item 31.   Management Services
           -------------------
     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or B of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom for the last three fiscal years.

     None.

Item 32.    Undertakings
            ------------
     The Registrant, Lexington Silver Fund, Inc., undertakes to furnish a copy of the Fund's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered.

                                         Registration No. 2-93307


                Securities and Exchange Commission

                     Washington, D.C.  20549



                             Exhibits

                            Filed With

                            Form N-1A




              LEXINGTON SILVER FUND, INC.

                          EXHIBIT INDEX


Exhibit No.           Description


11a.      Consent of Kramer Levin Naftalis & Frankel LLP.

11b. Consent of independent auditors for the inclusion of their report herein.

17.       Article 6 Financial Data Schedule.

          Cover

                              SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saddle Brook and State of New Jersey, on the 1st day of March, 1999.


                       LEXINGTON SILVER FUND, INC.


                                      /s/ Robert M. DeMichele
                                      ________________________
                                   By:   Robert M. DeMichele
                                         Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                          Date


/s/ Robert M. DeMichele    Chairman of the Board        March 1, 1999
_______________________    Principal Executive Officer
Robert M. DeMichele


/s/ Richard M. Hisey       Principal Financial          March 1, 1999
________________________   and Accounting Officer
Richard M. Hisey


/s/ Lisa Curcio            Principal Compliance         March 1, 1999
_________________________  Officer
Lisa Curcio


*S.M.S. Chadha             Director                     March 1, 1999
__________________________
S.M.S. Chadha


*Barbara R. Evans          Director                     March 1, 1999
__________________________
 Barbara R. Evans

Signature                       Title                          Date

*Lawrence Kantor           Director                     March 1, 1999
__________________________
 Lawrence Kantor


*Jerard F. Maher           Director                     March 1, 1999
__________________________
Jerard F. Maher


*Andrew M. McCoshn         Director                     March 1, 1999
__________________________
Andrew M. McCosh


*Donald B. Miller          Director                     March 1, 1999
__________________________
 Donald B. Miller


*John G. Preston           Director                     March 1, 1999
__________________________
 John G. Preston





*By: /s/ Lisa Curcio
     ______________________
     Lisa Curcio
     Attorney-in-Fact